Report Of The Directors Financial Review Risk Report	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Credit Risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Group
Chief Executive together with the authority to sub-delegate them. The
Credit Risk sub-function in Group Risk and Compliance is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:
–to maintain across HSBC a strong culture of responsible lending, and robust risk policies and control frameworks;
–to both partner and challenge our businesses in defining,
implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and
–to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such
counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. We use a number of controls and measures to minimise undue concentration of exposure in our portfolios across industries, countries and global businesses. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the Group to support the calculation of our minimum credit regulatory capital requirement. The five credit quality classifications encompass a range of granular internal credit rating grades assigned to wholesale and retail customers, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related customer risk rating (‘CRR’) to external credit rating.
Forborne loans and advances
(Audited)
Forbearance measures consist of concessions towards an obligor that is experiencing or about to experience difficulties in meeting its financial commitments.
We continue to class loans as forborne when we modify the
contractual payment terms due to having significant concerns about the borrowers’ ability to meet contractual payments when they were due. Our definition of forborne captures non-payment-related concessions, such as covenant waivers.
For details of our policy on forbearance, see Note 1.2(i) in the financial
statementsForborne loans and recognition of expected credit losses
(Audited)
Forborne loans expected credit loss assessments reflect the higher rates of losses typically experienced with these types of loans such that they are in stage 2 and stage 3. The higher rates are more pronounced in unsecured retail lending requiring further
segmentation. For wholesale lending, forborne loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in forborne loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
Under IFRS 9, write-off should occur when there is no reasonable expectation of recovering further cash flows from the financial asset.
This principle does not prohibit early write-off, which is defined in local policies to ensure effectiveness in the management of
customers in the collections process.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes
180 days contractually delinquent. However, in exceptional
circumstances, to avoid unfair customer outcomes, deliver customer duty or meet regulatory expectations, the period may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued. Where these assets are maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default, the prospect of recovery is reassessed.
Recovery activity, on both secured and unsecured assets, may continue after write-off.
Any unsecured exposures that are not written off at 180 days past due, and any secured exposures that are in ‘default’ status for 60 months or greater but are not written off, are subject to additional monitoring via the appropriate governance forums.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	949,609	(11,074)	935,008	(11,447)
Loans and advances to banks at amortised cost	112,917	(15)	104,544	(69)
Other financial assets measured at amortised cost	960,271	(422)	954,934	(493)
– cash and balances at central banks	285,868	—	327,005	(3)
– items in the course of collection from other banks	6,342	—	7,297	—
– Hong Kong Government certificates of indebtedness	42,024	—	43,787	—
– reverse repurchase agreements – non-trading	252,217	—	253,754	—
– financial investments	148,346	(20)	109,086	(20)
– assets held for sale[2]	103,186	(324)	102,556	(415)
– prepayments, accrued income and other assets[3]	122,288	(78)	111,449	(55)
Total gross carrying amount on-balance sheet	2,022,797	(11,511)	1,994,486	(12,009)
Loans and other credit-related commitments	661,015	(367)	618,788	(386)
Financial guarantees	17,009	(39)	18,783	(52)
Total nominal amount off-balance sheet[4]	678,024	(406)	637,571	(438)
	2,700,821	(11,917)	2,632,057	(12,447)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	302,348	(97)	265,147	(126)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 190. At
31 December 2023, the gross carrying amount comprised $84,074m of loans and advances to customers and banks (2022: $81,221m) and $19,112m of other financial assets at amortised cost (2022: $21,334m). The corresponding allowance for ECL comprised $303m of loans and advances to customers and banks (2022: $392m) and $21m of other financial assets at amortised cost (2022: $23m).
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’
as presented within the consolidated balance sheet on page 358 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	809,384	120,871	19,273	81	949,609	(1,130)	(2,964)	(6,950)	(30)	(11,074)	0.1	2.5	36.1	37.0	1.2
– personal	396,534	47,483	3,505	—	447,522	(579)	(1,434)	(854)	—	(2,867)	0.1	3.0	24.4	—	0.6
– corporate and commercial	342,878	69,738	14,958	81	427,655	(499)	(1,500)	(5,774)	(30)	(7,803)	0.1	2.2	38.6	37.0	1.8
– non-bank financial institutions	69,972	3,650	810	—	74,432	(52)	(30)	(322)	—	(404)	0.1	0.8	39.8	—	0.5
Loans and advances to banks at amortised cost	111,479	1,436	2	—	112,917	(10)	(3)	(2)	—	(15)	—	0.2	100.0	—	—
Other financial assets measured at amortised cost	946,873	12,734	664	—	960,271	(109)	(132)	(181)	—	(422)	—	1.0	27.3	—	—
Loan and other credit-related commitments	630,949	28,922	1,140	4	661,015	(153)	(128)	(86)	—	(367)	—	0.4	7.5	—	0.1
– personal	253,183	3,459	355	—	256,997	(23)	—	(2)	—	(25)	—	—	0.6	—	—
– corporate and commercial	246,210	20,928	736	4	267,878	(120)	(119)	(83)	—	(322)	—	0.6	11.3	—	0.1
– financial	131,556	4,535	49	—	136,140	(10)	(9)	(1)	—	(20)	—	0.2	2.0	—	—
Financial guarantees	14,746	1,879	384	—	17,009	(7)	(7)	(25)	—	(39)	—	0.4	6.5	—	0.2
– personal	1,106	13	—	—	1,119	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,157	1,290	330	—	11,777	(6)	(6)	(24)	—	(36)	0.1	0.5	7.3	—	0.3
– financial	3,483	576	54	—	4,113	(1)	(1)	(1)	—	(3)	—	0.2	1.9	—	0.1
At 31 Dec 2023	2,513,431	165,842	21,463	85	2,700,821	(1,409)	(3,234)	(7,244)	(30)	(11,917)	0.1	2.0	33.8	35.3	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2023
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	120,871	116,320	2,571	1,980	(2,964)	(2,458)	(245)	(261)	2.5	2.1	9.5	13.2
– personal	47,483	44,634	1,785	1,064	(1,434)	(974)	(214)	(246)	3.0	2.2	12.0	23.1
– corporate and commercial	69,738	68,446	697	595	(1,500)	(1,454)	(31)	(15)	2.2	2.1	4.4	2.5
– non-bank financial institutions	3,650	3,240	89	321	(30)	(30)	—	—	0.8	0.9	—	—
Loans and advances to banks at amortised cost	1,436	1,424	—	12	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	12,734	12,417	171	146	(132)	(113)	(9)	(10)	1.0	0.9	5.3	6.8
1The days past due amounts presented above are on a contractual basis.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	776,299	139,076	19,504	129	935,008	(1,092)	(3,488)	(6,829)	(38)	(11,447)	0.1	2.5	35.0	29.5	1.2
– personal	362,677	48,866	3,339	—	414,882	(561)	(1,504)	(805)	—	(2,870)	0.2	3.1	24.1	—	0.7
–corporate and commercial	351,885	85,492	15,696	129	453,202	(488)	(1,907)	(5,887)	(38)	(8,320)	0.1	2.2	37.5	29.5	1.8
– non-bank financial institutions	61,737	4,718	469	—	66,924	(43)	(77)	(137)	—	(257)	0.1	1.6	29.2	—	0.4
Loans and advances to banks at amortised cost	102,723	1,739	82	—	104,544	(18)	(29)	(22)	—	(69)	—	1.7	26.8	—	0.1
Other financial assets measured at amortised cost	938,798	15,339	797	—	954,934	(95)	(165)	(233)	—	(493)	—	1.1	29.2	—	0.1
Loan and other credit-related commitments	583,383	34,033	1,372	—	618,788	(141)	(180)	(65)	—	(386)	—	0.5	4.7	—	0.1
– personal	239,521	3,686	799	—	244,006	(26)	(1)	—	—	(27)	—	—	—	—	—
– corporate and commercial	241,313	27,323	551	—	269,187	(111)	(166)	(63)	—	(340)	—	0.6	11.4	—	0.1
– financial	102,549	3,024	22	—	105,595	(4)	(13)	(2)	—	(19)	—	0.4	9.1	—	—
Financial guarantees	16,071	2,463	249	—	18,783	(6)	(13)	(33)	—	(52)	—	0.5	13.3	—	0.3
– personal	1,123	11	1	—	1,135	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	11,547	1,793	247	—	13,587	(5)	(12)	(33)	—	(50)	—	0.7	13.4	—	0.4
– financial	3,401	659	1	—	4,061	(1)	(1)	—	—	(2)	—	0.2	—	—	—
At 31 Dec 2022	2,417,274	192,650	22,004	129	2,632,057	(1,352)	(3,875)	(7,182)	(38)	(12,447)	0.1	2.0	32.6	29.5	0.5
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2022
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	139,076	134,680	2,410	1,986	(3,488)	(3,017)	(234)	(237)	2.5	2.2	9.7	11.9
– personal	48,866	46,378	1,682	806	(1,504)	(1,080)	(214)	(210)	3.1	2.3	12.7	26.1
– corporate and commercial	85,492	83,976	712	804	(1,907)	(1,860)	(20)	(27)	2.2	2.2	2.8	3.4
– non-bank financial institutions	4,718	4,326	16	376	(77)	(77)	—	—	1.6	1.8	—	—
Loans and advances to banks at amortised cost	1,739	1,729	—	10	(29)	(29)	—	—	1.7	1.7	—	—
Other financial assets measured at amortised cost	15,339	15,103	140	96	(165)	(141)	(8)	(16)	1.1	0.9	5.7	16.7
1The days past due amounts presented above are on a contractual basis.
Assets held for sale
(Audited)
At 31 December 2023, the most material balances held for sale arose from our banking business in Canada and our retail banking operations in France.
Disclosures relating to assets held for sale are provided in the following credit risk tables, primarily where the disclosure is relevant to the measurement of these financial assets:
–‘Maximum exposure to credit risk’ (page 191); and
–‘Distribution of financial instruments by credit quality at
31 December’ (page 208);
Although there was a reclassification on the balance sheet, there was no separate income statement reclassification. As a result, charges for changes in expected credit losses and other credit impairment charges shown in the credit risk disclosures include charges relating to financial assets classified as ‘assets held for sale’.
‘Loans and other credit-related commitments’ and ‘financial
guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	2023		2022
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,062,526	(11,089)	1,039,552	(11,516)
Reported in ‘Assets held for sale’	84,075	(303)	81,221	(392)
At 31 December	1,146,601	(11,392)	1,120,773	(11,908)
At 31 December 2023, gross loans and advances of our banking business in Canada were $56.5bn, and the related allowance for ECL was $0.2bn. Gross loans of our retail banking operations in France were $27.3bn, and the related allowance for ECL was $0.1bn.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at
31 December 2023 of loans and advances to banks and customers classified as held for sale, see Note 23 on the financial statements.

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Banking business in Canada		Retail banking operations in France		Other		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	56,349	(220)	16,984	(82)	255	(1)	73,588	(303)
– personal	27,071	(95)	13,920	(79)	140	(1)	41,131	(175)
– corporate and commercial	27,789	(120)	3,012	(3)	—	—	30,801	(123)
– non-bank financial institutions	1,489	(5)	52	—	115	—	1,656	(5)
Loans and advances to banks at amortised cost	154	—	10,333	—	—	—	10,487	—
At 31 December 2023	56,503	(220)	27,317	(82)	255	(1)	84,075	(303)

Loans and advances to customers at amortised cost	55,431	(234)	25,121	(92)	412	(62)	80,964	(388)
– personal	26,637	(75)	22,691	(88)	305	(47)	49,633	(210)
– corporate and commercial	27,128	(154)	2,379	(4)	107	(15)	29,614	(173)
– non-bank financial institutions	1,666	(5)	51	—	—	—	1,717	(5)
Loans and advances to banks at amortised cost	100	—	—	—	157	(4)	257	(4)
At 31 December 2022	55,531	(234)	25,121	(92)	569	(66)	81,221	(392)
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period primarily relate to our business in Canada.

Changes in expected credit losses and other credit impairment
(Audited)
	2023	2022
	$m	$m
ECL (charges)/releases arising from:
– assets held for sale	(49)	(5)
–assets not held for sale	(3,398)	(3,579)
Year ended 31 December	(3,447)	(3,584)

Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments. Commentary on consolidated balance sheet movements in 2023 is provided on page 110. The offset of derivatives remains in line with the movements in maximum exposure amounts.

Maximum exposure to credit risk
(Audited)
	2023			2022
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	938,535	(22,607)	915,928	923,561	(20,315)	903,246
– personal	444,655	(2,470)	442,185	412,012	(2,575)	409,437
– corporate and commercial	419,852	(18,771)	401,081	444,882	(16,262)	428,620
– non-bank financial institutions	74,028	(1,366)	72,662	66,667	(1,478)	65,189
Loans and advances to banks at amortised cost	112,902	—	112,902	104,475	—	104,475
Other financial assets held at amortised cost	973,316	(13,919)	959,397	970,119	(8,969)	961,150
– cash and balances at central banks	285,868	—	285,868	327,002	—	327,002
– items in the course of collection from other banks	6,342	—	6,342	7,297	—	7,297
– Hong Kong Government certificates of indebtedness	42,024	—	42,024	43,787	—	43,787
– reverse repurchase agreements – non-trading	252,217	(13,919)	238,298	253,754	(8,969)	244,785
– financial investments	148,326	—	148,326	109,066	—	109,066
– assets held for sale	114,134	—	114,134	115,919	—	115,919
– prepayments, accrued income and other assets	124,405	—	124,405	113,294	—	113,294
Derivatives	229,714	(222,059)	7,655	284,159	(273,497)	10,662
Total on-balance sheet exposure to credit risk	2,254,467	(258,585)	1,995,882	2,282,314	(302,781)	1,979,533
Total off-balance sheet	1,007,885	—	1,007,885	934,329	—	934,329
– financial and other guarantees	111,102	—	111,102	106,861	—	106,861
– loan and other credit-related commitments	896,783	—	896,783	827,468	—	827,468
At 31 Dec	3,262,352	(258,585)	3,003,767	3,216,643	(302,781)	2,913,862
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2, stage 3 (credit impaired) and POCI financial instruments can be found in Note 1.2 on the financial statements.
Measurement uncertainty and sensitivity analysis of ECL estimates(Audited)
The recognition and measurement of ECL involves the use of
significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability weight the results to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting the economic scenarios and their weightings.
Scenarios were constructed to reflect the latest geopolitical risks and macroeconomic developments, including the Israel-Hamas war and subsequent disruptions in the Red Sea, and current inflation and monetary policy expectations.
Management judgemental adjustments are used where modelled
ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking events.
At 31 December 2023, there was an overall reduction in management judgemental adjustments compared with 31 December 2022, as
modelled outcomes better reflected the key risks at 31 December
2023.
Methodology
At 31 December 2023, four scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Each scenario is updated with the latest economic forecasts and estimates every quarter.
Three scenarios, the Upside, Central and Downside, are drawn from external consensus forecasts, market data and distributional estimates of the entire range of economic outcomes. The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting. It is created using consensus forecasts, which is the average of a panel of external forecasts.
The outer scenarios represent the tails of the distribution and are less likely to occur. The consensus Upside and Downside scenarios are created with reference to distributions for select markets that capture forecasters’ views of the entire range of economic outcomes. In the later years of those scenarios, projections revert to long-term consensus trend expectations. Reversion to trend is done with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, the Downside 2, is designed to represent management’s view of severe downside risks. It is a globally consistent, narrative-driven scenario that explores a more extreme economic outcome than those captured by the consensus scenarios.
In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative states of
equilibrium, where economic activity moves permanently away from past trends.
The consensus Downside and the consensus Upside scenarios are each calibrated to be consistent with a 10% probability. The
Downside 2 is calibrated to a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed
appropriate for the unbiased estimation of ECL in most
circumstances. However, management may depart from this
probability-based scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
In the fourth quarter of 2023, the weights were consistent with the calibrated scenario probabilities, as key risk metrics implied a decline in the uncertainty attached to the Central scenario, compared with the fourth quarter of 2022. Economic forecasts for the Central scenario remained stable, and the dispersion within consensus forecast panels remained low, even as the Israel-Hamas war escalated. Risks, including the economic consequences of a broader war in the Middle
East, were reflected in the Downside scenarios.
Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts and estimates, specifically for the purpose of calculating ECL.
Forecasts remain subject to uncertainty and variability. Outer scenarios are constructed so that they capture risks that could alter the trajectory of the economy and are designed to encompass the potential crystallisation of key macro-financial risks.
In our key markets, Central scenario forecasts remained broadly stable in the fourth quarter of 2023, compared with the third quarter of 2023. The key exception was with regard to monetary policy, where expectations for interest rate cuts were brought forward.
There continue to be expectations that 2024 will be a period of below trend growth, with inflation remaining above central bank targets.
At the end of 2023, risks to the economic outlook included a number of significant geopolitical issues. Within our Downside scenarios, the economic consequences from the crystallisation of those risks were captured by higher commodity and goods prices, the reacceleration of inflation, a further rise in interest rates and a global recession.
The scenarios used to calculate ECL in this Form 20-F are described below.
The consensus Central scenario
HSBC’s Central scenario reflects expectations for a low growth and high interest rate environment across many of our key markets, where GDP growth is expected to be lower in 2024 than in the previous year.
Expectations of lower GDP growth in many markets in 2024 are driven by the assumed lagged effects of higher interest rates and inflation in North America and Europe. In the scenario, household discretionary income remains under pressure and business margins deteriorate amid higher refinancing costs. Growth only returns to its long-term expected trend in later years, once inflation reverts back towards central bank targets and interest rates stabilise at lower levels.
In mainland China and Hong Kong, growth is also expected to be moderately slower in 2024 relative to 2023. The economic boost from post-pandemic reopening has faded, and slower global growth and low trade volumes are expected to moderate activity. In mainland
China, the continued fall in investment in the property sector is expected to act as a further brake on the economy, while in Hong
Kong, higher interest rates are expected to drive a further decline in property valuations. Despite these headwinds, a steeper downturn is expected to be avoided as the authorities in mainland China increase fiscal and monetary support to the economy. Substantial fiscal expansion is anticipated for 2024, alongside additional credit easing.
Global GDP is expected to grow by 2.2% in 2024 in the Central scenario, and the average rate of global GDP growth is forecast to be
2.6% over the five-year forecast period. This is below the average growth rate over the five-year period prior to the onset of the pandemic of 2.9%.
The key features of our Central scenario are:
–GDP growth rates in our main markets are expected to slow down in 2024, followed by a moderate recovery in 2025. The slowdown in the UK is particularly notable in this scenario, with growth close to zero through much of 2024. In the scenario, weaker growth is caused by high interest rates, which act to deter consumption and investment.
–In most markets, unemployment is expected to rise moderately as economic activity slows, although it remains low by historical standards.
–Inflation is expected to continue to fall as commodity prices decline, supply disruptions abate, and wage growth moderates. It is anticipated that inflation converges towards central banks’ target rates by early 2025. In mainland China, weak consumption and excess supply has caused inflation to drop sharply but, in the scenario, deflation is not projected to persist.
–Weak conditions in housing markets are expected to persist
through 2024 and 2025 in many of our main markets, including the
UK, Hong Kong and mainland China, as higher interest rates and, in many cases, declining prices, depress activity.
–Challenging conditions are also forecast to continue in the commercial property sector in a number of our key markets.
Structural changes to demand in the office segment in particular have driven lower valuations.
–Policy interest rates in key markets are forecast to have peaked and are projected to decline in 2024. In the longer term, they are expected to remain at a higher level than in recent years.
–The Brent crude oil price is forecast to average around $75 per barrel over the projection period.
The Central scenario was created with forecasts available in late
November, and reviewed continually until the end of December 2023.
In accordance with HSBC’s scenario framework, a probability weight of 75% has been assigned to the Central scenario across all major markets.
The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.3	1.0	2.6	4.5	0.8	0.8	3.7	1.9
2025	1.2	1.8	2.7	4.4	2.0	1.5	4.0	2.2
2026	1.7	2.1	2.6	4.3	2.0	1.6	3.8	2.3
2027	1.6	2.0	2.6	3.8	2.0	1.5	3.4	2.4
2028	1.6	2.0	2.6	3.9	2.0	1.5	3.4	2.4
5-year average[1]	1.3	1.8	2.6	4.2	1.7	1.4	3.6	2.2
Unemployment rate (%)
2024	4.7	4.3	3.0	5.2	6.2	7.5	2.6	2.9
2025	4.6	4.2	3.0	5.1	5.9	7.3	2.6	2.9
2026	4.3	4.0	3.2	5.1	5.7	7.0	2.6	2.9
2027	4.2	4.0	3.2	5.1	5.7	6.8	2.6	2.9
2028	4.2	4.0	3.2	5.1	5.7	6.8	2.6	2.9
5-year average[1]	4.4	4.1	3.1	5.1	5.8	7.1	2.6	2.9
House prices (annual average growth rate, %)
2024	(5.5)	2.9	(6.6)	(0.6)	(4.8)	(1.0)	12.6	6.5
2025	0.1	2.7	(0.7)	1.1	2.2	2.4	7.7	4.2
2026	3.5	3.1	2.6	2.6	2.8	4.0	4.4	4.2
2027	3.0	2.7	2.8	4.0	2.4	4.4	2.6	4.0
2028	3.0	2.1	3.0	4.5	2.8	4.0	2.3	4.0
5-year average[1]	0.8	2.7	0.2	2.3	1.1	2.8	5.9	4.6
Inflation (annual average growth rate, %)
2024	3.2	2.7	2.1	1.8	2.6	2.7	2.3	4.2
2025	2.2	2.2	2.1	2.0	2.1	1.8	2.2	3.6
2026	2.2	2.3	2.2	2.1	2.1	1.7	2.1	3.5
2027	2.3	2.2	2.4	2.0	2.1	1.9	2.1	3.5
2028	2.3	2.2	2.4	2.0	2.1	2.1	2.1	3.5
5-year average	2.4	2.3	2.2	2.0	2.2	2.0	2.1	3.7
Central bank policy rate (annual average, %)
2024	5.0	5.0	5.4	4.1	4.7	3.6	5.1	10.4
2025	4.3	4.0	4.4	4.2	3.9	2.8	4.1	8.6
2026	3.9	3.7	4.1	4.4	3.4	2.6	3.7	7.9
2027	3.8	3.7	4.1	4.6	3.2	2.6	3.7	7.9
2028	3.7	3.8	4.1	4.8	3.3	2.7	3.8	8.1
5-year average[1]	4.1	4.1	4.4	4.4	3.7	2.9	4.1	8.6
1  The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.

Consensus Central scenario 2023–2027 (as at 4Q22)
	UK	US	Hong Kong	Mainland China	Canada	France	UAE[2]	Mexico
GDP (annual average growth rate, %)
2023	(0.8)	0.2	2.7	4.6	0.6	0.2	3.7	1.2
2024	1.3	1.5	3.0	4.8	1.9	1.6	3.7	2.0
2025	1.7	2.0	2.7	4.7	2.0	1.5	3.1	2.3
2026	1.7	2.0	2.6	4.4	1.8	1.4	2.8	2.0
2027	1.7	2.0	2.6	4.4	1.8	1.4	2.9	2.0
5-year average[1]	1.1	1.5	2.7	4.6	1.6	1.2	3.2	1.9
Unemployment rate (%)
2023	4.4	4.3	3.7	5.2	6.1	7.6	2.9	3.7
2024	4.6	4.5	3.5	5.1	5.9	7.5	2.8	3.7
2025	4.3	4.2	3.4	5.0	6.0	7.3	2.8	3.5
2026	4.1	3.9	3.3	4.9	5.9	7.2	2.8	3.5
2027	4.1	4.0	3.3	4.8	5.9	7.2	2.8	3.5
5-year average[1]	4.3	4.2	3.4	5.0	5.9	7.3	2.8	3.6
House prices (annual average growth rate, %)
2023	0.2	(2.5)	(10.0)	(0.1)	(15.6)	1.8	5.9	7.9
2024	(3.8)	(3.2)	(3.0)	2.9	(1.2)	2.0	5.2	5.2
2025	0.7	(1.0)	1.7	3.5	4.0	3.1	4.5	4.2
2026	2.1	0.7	2.8	4.1	4.1	3.5	3.3	4.1
2027	2.7	2.5	3.4	4.3	3.0	3.6	2.9	3.9
5-year average[1]	0.4	(0.7)	(1.0)	2.9	(1.1)	2.8	4.4	5.1
Inflation (annual average growth rate,%)
2023	6.9	4.1	2.1	2.4	3.5	4.6	3.2	5.7
2024	2.5	2.5	2.1	2.2	2.2	2.0	2.2	4.1
2025	2.1	2.2	2.0	2.2	2.1	1.8	2.1	3.7
2026	2.0	2.3	2.1	2.1	2.0	1.7	2.1	3.7
2027	2.0	2.3	2.1	2.1	2.0	1.7	2.1	3.7
5-year average[1]	3.1	2.7	2.1	2.2	2.4	2.4	2.3	4.2
Central bank policy rate (annual average, %)
2023	4.4	4.7	5.2	4.6	4.3	2.7	6.1	10.3
2024	4.2	3.8	4.3	4.9	3.9	2.7	5.2	8.1
2025	3.7	3.0	3.5	5.1	3.4	2.4	4.4	7.2
2026	3.4	2.9	3.3	5.3	3.1	2.3	4.3	7.3
2027	3.1	2.9	3.3	5.5	3.2	2.3	4.3	7.8
5-year average[1]	3.8	3.5	3.9	5.1	3.6	2.5	4.9	8.1
1  The five-year average is calculated over a projected period of 20 quarters from 1Q23 to 4Q27.
The graphs compare the Central scenario at the year end 2022 with economic expectations at the end of 2023.
GDP growth: Comparison of Central scenarios

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.

UK
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates a faster fall in the rate of inflation than incorporated in the Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include a faster fall in the rate of inflation that allows central banks to reduce interest rates more quickly, an easing in financial conditions, and a de-escalation in geopolitical tensions as the Israel-
Hamas and Russia-Ukraine wars move towards conclusions, and the
US-China relationship improves.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	14.3	(4Q28)	21.8	(4Q28)	30.4	(4Q28)	14.9	(4Q28)	10.4	(4Q28)	30.7	(4Q28)	17.8	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	3.1	(2Q25)	2.4	(3Q24)	4.8	(4Q25)	5.1	(4Q25)	6.2	(4Q25)	2.0	(4Q25)	2.4	(3Q24)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	21.9	(4Q28)	17.9	(4Q28)	19.7	(4Q28)	21.0	(4Q28)	19.6	(4Q28)	34.2	(4Q28)	30.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.4	(1Q25)	0.3	(4Q24)	0.6	(3Q24)	1.1	(1Q25)	1.5	(3Q24)	1.4	(1Q25)	2.7	(1Q25)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	3.7	(2Q27)	4.1	(1Q27)	4.0	(2Q24)	3.2	(2Q27)	2.6	(2Q26)	3.7	(1Q27)	7.8	(2Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2023–2027 (as at 4Q22)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	14.6	(4Q27)	13.6	(4Q27)	23.3	(4Q27)	31.5	(4Q27)	14.0	(4Q27)	10.2	(4Q27)	26.4	(4Q27)	16.4	(4Q27)
Unemployment rate (%, min)[2]	3.5	(4Q23)	3.1	(3Q23)	3.0	(4Q23)	4.7	(3Q24)	5.2	(3Q24)	6.5	(4Q24)	2.2	(3Q24)	3.1	(3Q23)
House price index (%, start-to-peak)[1]	7.8	(4Q27)	3.9	(4Q27)	8.6	(4Q27)	26.3	(4Q27)	12.3	(4Q27)	17.0	(4Q27)	30.6	(4Q27)	33.0	(4Q27)
Inflation rate (YoY % change, min)[3]	0.7	(1Q24)	1.6	(1Q24)	(0.1)	(4Q23)	0.8	(4Q23)	1.0	(1Q24)	0.8	(4Q23)	1.5	(3Q24)	3.2	(1Q24)
Central bank policy rate (%, min)[2]	3.1	(4Q27)	2.9	(1Q27)	3.3	(1Q27)	4.4	(1Q23)	3.1	(3Q26)	2.3	(3Q26)	4.3	(1Q27)	7.1	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. These include an escalation of geopolitical tensions, which disrupt key commodity and goods markets, causing inflation and interest rates to rise, and creating a global recession.
As the geopolitical environment remains volatile and complex, risks include:
–a broader and more prolonged conflict in the Middle East that undermines confidence, drives an increase in global energy costs and reduces trade and investment;
–a potential escalation in the Russia-Ukraine war, which expands beyond Ukraine’s borders, and further disrupts energy, fertiliser and food supplies; and
–continued differences between the US and China, which could affect economic confidence, the global goods trade and supply chains for critical technologies.
High inflation and higher interest rates also remain key risks. Should geopolitical tensions escalate, energy and food prices could rise and increase pressure on household budgets and firms’ costs.
A wage-price spiral, triggered by higher inflation and labour supply shortages, could put sustained upward pressure on wages and
services prices, aggravating cost pressures and increasing the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates, significantly higher defaults and, ultimately, a deep economic recession.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is weaker compared with the Central scenario. In this scenario, GDP declines, unemployment rates rise, and asset prices fall. The scenario features an escalation of geopolitical tensions, which causes a rise in inflation, as supply chain constraints intensify and energy prices rise. The scenario also features a temporary increase in interest rates above the Central scenario, before the effects of weaker consumption demand begin to dominate and commodity prices and inflation fall again.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(1.4)	(3Q24)	(1.6)	(3Q25)	(1.5)	(1Q24)	(1.7)	(3Q24)	(0.3)	(2Q24)	1.4	(1Q24)	(0.3)	(4Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	5.6	(4Q24)	4.7	(4Q25)	6.9	(4Q25)	7.4	(3Q24)	8.5	(4Q24)	3.7	(4Q25)	3.5	(4Q25)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.3)	(3Q24)	(9.6)	(4Q24)	(7.1)	(3Q25)	(12.0)	(3Q25)	(1.2)	(3Q24)	0.3	(1Q24)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.5	(4Q24)	3.8	(3Q24)	3.5	(4Q24)	3.4	(2Q24)	3.8	(2Q24)	3.0	(1Q24)	6.5	(4Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	5.6	(1Q24)	6.0	(1Q24)	4.1	(3Q24)	5.6	(1Q24)	4.2	(1Q24)	5.7	(1Q24)	12.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2023–2027 (as at 4Q22)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(3.0)	(1Q25)	(4.0)	(4Q24)	(2.3)	(3Q24)	(1.7)	(2Q23)	(3.9)	(4Q23)	(0.9)	(2Q23)	0.1	(1Q23)	(2.8)	(4Q24)
Unemployment rate (%, max)[2]	5.8	(2Q24)	5.9	(1Q24)	5.2	(3Q24)	5.9	(4Q23)	7.6	(3Q23)	8.8	(4Q23)	4.1	(3Q23)	4.4	(1Q23)
House price index (%, start-to-trough)[1]	(15.0)	(4Q24)	(11.6)	(4Q25)	(11.9)	(1Q24)	(1.0)	(4Q23)	(20.1)	(4Q24)	(0.7)	(3Q23)	(4.0)	(3Q23)	1.2	(1Q23)
Inflation rate (YoY % change, max)[3]	10.8	(1Q23)	6.2	(1Q23)	3.7	(4Q23)	4.0	(4Q23)	6.0	(1Q23)	7.2	(1Q23)	4.5	(1Q23)	7.9	(1Q23)
Central bank policy rate (%, max)[2]	5.1	(3Q23)	5.2	(3Q23)	5.7	(3Q23)	5.2	(4Q23)	5.6	(3Q23)	3.4	(4Q23)	6.6	(3Q23)	12.1	(3Q23)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including a further escalation of geopolitical crises globally, which creates severe supply disruptions to goods and energy markets.
In the scenario, as inflation surges and central banks tighten monetary policy further, confidence evaporates. However, this impulse is assumed to prove short lived, as recession takes hold, causing commodity prices to correct sharply and global price inflation to fall.
The following tables describe key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(4.6)	(1Q25)	(8.2)	(1Q25)	(6.4)	(1Q25)	(4.8)	(1Q25)	(6.6)	(1Q25)	(4.9)	(2Q25)	(8.1)	(2Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	9.3	(2Q25)	6.4	(4Q24)	7.0	(4Q25)	11.9	(1Q25)	10.2	(4Q25)	4.3	(3Q24)	4.9	(2Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.7)	(4Q24)	(32.8)	(3Q26)	(25.5)	(4Q25)	(42.7)	(2Q25)	(14.5)	(2Q26)	(2.9)	(4Q25)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	4.8	(2Q24)	4.1	(3Q24)	4.1	(4Q24)	5.4	(2Q24)	8.6	(2Q24)	3.5	(2Q24)	7.0	(4Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	6.1	(1Q24)	6.4	(1Q24)	4.8	(3Q24)	5.8	(1Q24)	5.2	(1Q24)	6.1	(1Q24)	12.7	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2023–2027 (as at 4Q22)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(7.5)	(2Q24)	(5.2)	(2Q24)	(10.1)	(2Q24)	(6.9)	(1Q24)	(7.1)	(4Q24)	(7.4)	(2Q24)	(4.3)	(2Q24)	(8.2)	(2Q24)
Unemployment rate (%, max)[2]	8.7	(2Q24)	9.5	(4Q24)	5.8	(1Q24)	6.8	(4Q24)	11.6	(2Q24)	10.3	(4Q24)	4.6	(2Q24)	5.6	(2Q24)
House price index (%, start-to-trough)[1]	(32.9)	(1Q25)	(21.6)	(1Q24)	(26.6)	(2Q26)	(23.2)	(4Q24)	(41.2)	(3Q24)	(11.4)	(2Q25)	(4.8)	(2Q24)	1.1	(1Q23)
Inflation rate (YoY % change, max)[3]	13.5	(2Q23)	6.3	(1Q23)	4.3	(4Q23)	4.6	(4Q23)	6.5	(1Q23)	10.4	(2Q23)	4.8	(1Q23)	7.9	(1Q23)
Central bank policy rate (%, max)[2]	5.6	(4Q23)	5.5	(3Q23)	5.9	(3Q23)	5.1	(3Q23)	6.1	(3Q23)	4.1	(4Q23)	6.8	(3Q23)	12.3	(3Q23)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

Hong Kong

UK

Mainland China

US
Scenario weighting
In reviewing the economic environment, the level of risk and uncertainty, management has considered both global and country-
specific factors.
In the fourth quarter of 2023, key considerations around uncertainty attached to the Central scenario projections focused on:
–the risk that the Israel-Hamas war escalates and affects economic expectations;
–the lagged impact of elevated interest rates on household finances and businesses, and the implications of recent changes to
monetary policy expectations on growth and employment; and
–the outlook for real estate in our key markets, particularly in the
US, UK, Hong Kong and mainland China.
Although these risk factors remain significant, management assessed that they were adequately reflected in the scenarios at their calibrated probability. It was noted that despite the escalation of geopolitical risk in the Middle East, economic forecasts had remained stable, and dispersion of forecasts around the consensus were either stable, or have moved lower. Financial market measures of volatility also remained low through the fourth quarter of 2023.
This has led management to assign scenario probabilities that are aligned to the standard scenario probability calibration framework.
This entailed assigning a 75% probability weighting to the Central scenario in our major markets. The consensus Upside scenario was awarded a 10% weighting, and the consensus Downside scenario was given 10%. The Downside 2 was assigned a 5% weighting.
In support of the decision, it was noted that in mainland China recent policy announcements suggest fiscal and monetary stimulus will increase significantly through 2024. This suggests that there will be increased official support to current economic headwinds, which would reduce the uncertainty attached to current forecasts.
In the UK, the Central scenario reflects a weak growth environment in which recession risks remain high. Similarly, in the US, the Central scenario reflects expectations for a weaker growth environment in
2024 as the economy adjusts to the higher rates environment.
For the UAE, it was agreed that there has been an increase in geopolitical uncertainty since the outbreak of the Israel-Hamas war, with the potential for regional escalation remaining a risk. However, economic and market impacts have been limited and oil production remains unaffected.
Management concluded that consensus expectations for Mexico,
France and Canada were also consistent with its view of the
economic outlook, while assessments of uncertainty were also aligned to historical averages.
In the fourth quarter of 2022, management varied the applied scenario weights to reflect greater uncertainty around the inflation and interest rate outlook, amid supply disruption to energy and food commodity markets due to the Ukraine-Russia war. In Hong Kong and mainland
China, uncertainty assessments focused on the upside and downside risks of post-pandemic reopening.
Those factors were reflected in the measures of risk and uncertainty used to inform judgements around the Central scenario. In particular, large forecast changes were observed, alongside wide dispersion of forecasts around consensus estimates and heightened financial market volatility.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
4Q23
Upside scenario	10	10	10	10	10	10	10	10	10
Central scenario	75	75	75	75	75	75	75	75	75
Downside scenario	10	10	10	10	10	10	10	10	10
Downside 2 scenario	5	5	5	5	5	5	5	5	5

4Q22
Upside scenario	10	5	5	20	20	5	5	5	5
Central scenario	75	60	70	55	55	70	60	70	70
Downside scenario	10	25	20	20	20	15	25	20	20
Downside 2 scenario	5	10	5	5	5	10	10	5	5
At 31 December 2023, the consensus Upside and Central scenarios for all markets had a combined weighting of 85%. At 31 December 2022, mainland China, Hong Kong and the US each had a combined weighting of 75% for the consensus Upside and Central scenarios. The UK had a combined weighting of 65%.
Critical estimates and judgements
The calculation of ECL under IFRS 9 involved significant judgements, assumptions and estimates at 31 December 2023. These included:
–the selection of weights to apply to the economic scenarios given the rapidly changing economic conditions and the inherent
uncertainty of the underlying forecast under each scenario;
–the selection of scenarios to consider given the changing nature of macroeconomic and geopolitical risks that the Group and wider economy faces; and
–estimating the economic effects of those scenarios on ECL,
particularly sector and portfolio-specific risks, and the uncertainty of default and recovery experience under all scenarios.
How economic scenarios are reflected in
ECL calculations
Models are used to reflect economic scenarios on ECL estimates. As described above, modelled assumptions and linkages based on
historical information could not alone produce relevant information under the conditions experienced in 2023, and management
judgemental adjustments were still required to support modelled outcomes.
We have developed globally consistent methodologies for the
application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk. These standard approaches are described below, followed by the management judgemental
adjustments made, including those to reflect the circumstances experienced in 2023.
For our wholesale portfolios, a global methodology is used for the estimation of the term structure of probability of default (‘PD’) and loss given default (‘LGD’). For PDs, we consider the correlation of forward economic guidance to default rates for a particular industry in a country. For LGD calculations, we consider the correlation of forward economic guidance to collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, allowance for ECL estimates are derived based on discounted cash flow (‘DCF’) calculations for internal forward-looking scenarios specific to individual borrower circumstances (see page
375). Probability-weighted outcomes are applied, and depending on materiality and status of the borrower, the number of scenarios considered will change. Where relevant for the case being assessed, forward economic guidance is incorporated as part of these scenarios.
LGD-driven proxy and modelled estimates are used for certain less material cases.
For our retail portfolios, the models are predominantly based on historical observations and correlations with default rates and collateral values.
For PD, the impact of economic scenarios is modelled for each portfolio, using historical relationships between default rates and macroeconomic variables. These are included within IFRS 9 ECL estimates using either economic response models or models that contain internal, external and macroeconomic variables. The
macroeconomic impact on PD is modelled over the period equal to the remaining maturity of the underlying assets.
For LGD, the impact is modelled for mortgage portfolios by
forecasting future loan-to-value profiles for the remaining maturity of the asset, using national level house price index forecasts and applying the corresponding LGD expectation relative to the updated forecast collateral values.
Management judgemental adjustments are described below.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically short-term increases or decreases to the modelled allowance for ECL at either a customer, segment or portfolio level where management believes allowances do not sufficiently reflect the credit risk/expected credit losses at the reporting date. These can relate to risks or uncertainties that are not reflected in the models and/or to any late-breaking events with significant uncertainty, subject to management review and challenge.
This includes refining model inputs and outputs and using
adjustments to ECL based on management judgement and
quantitative analysis for impacts that are difficult to model.
The effects of management judgemental adjustments are considered for both balances and allowance for ECL when determining whether or not a significant increase in credit risk has occurred and is allocated to a stage where appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the
governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 183). Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management
judgemental adjustments to be reviewed regularly and, where
possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment and as new risks emerge.
In addition to management judgemental adjustments there are also
‘Other adjustments’, which are made to address process limitations and data/model deficiencies.
‘Management judgemental adjustments’ and ‘Other adjustments’
constitute the total value of adjustments to modelled allowance for
ECL. For the wholesale portfolio, defaulted exposures are assessed individually and management judgemental adjustments are made only to the performing portfolio.
At 31 December 2023, there was a $0.2bn reduction in management judgemental adjustments compared with 31 December 2022. For the wholesale portfolio, this was due to modelled outcomes better reflecting the key risks at 31 December 2023. For the retail portfolio, there was an increase in other credit judgements due to the potential delayed impact of economic scenarios on unsecured portfolio
defaults, primarily within the UK .
Management judgemental adjustments made in estimating the
scenario-weighted reported allowance for ECL at 31 December 2023 are set out in the following table.

Management judgemental adjustments to ECL at 31 December 2023[1]
	Retail	Wholesale[2]	Total
	$bn	$bn	$bn
Modelled ECL (A)[3]	2.6	2.4	5.0
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.1	0.1
Inflation related adjustments	0.1		0.1
Other credit judgements	0.5		0.5
Total management judgemental adjustments (B)[4]	0.6	0.1	0.7
Other adjustments (C)[5]	0.0	0.0	0.0
Final ECL (A + B + C)[6]	3.2	2.5	5.7

Management judgemental adjustments to ECL at 31 December 2022[1] (continued)
	Retail	Wholesale[2]	Total
	$bn	$bn	$bn
Modelled ECL (A)[3]	3.0	2.6	5.6
Banks, sovereigns, government entities and low-risk counterparties		0.1	0.1
Corporate lending adjustments		0.5	0.5
Inflation-related adjustments	0.1		0.1
Other credit judgements	0.2		0.2
Total management judgemental adjustments (B)[4]	0.3	0.6	0.9
Other adjustments (C)[5]	0.0	(0.1)	(0.1)
Final ECL (A + B + C)[6]	3.3	3.1	6.4
1  Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2  The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3  (A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-
breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies.
6As presented within our internal credit risk governance (see page 183).
Management judgemental adjustments at 31 December 2023 were
an increase to allowance for ECL of $0.1bn for the wholesale portfolio and an increase to ECL of $0.6bn for the retail portfolio.
At 31 December 2023, wholesale management judgemental
adjustments were an increase to allowance for ECL of $0.1bn
(31 December 2022: $0.6bn increase).
–Management judgemental adjustments to corporate exposures
increased allowance for ECL by $0.1bn at 31 December 2023
(31 December 2022: $0.5bn increase), mostly due to management judgements to reflect heightened uncertainty in specific sectors and geographies, including adjustments to exposures to the real estate sectors in mainland China, the UK and the US. The
decrease in adjustments to allowances compared with
31 December 2022 is attributed to a crystallisation of existing risks at that date through downgrades, and an improved reflection of emerging risks in macroeconomic scenarios and modelled
outcomes.
At 31 December 2023, retail management judgemental adjustments were an increase to allowance for ECL of $0.6bn (31 December 2022:
$0.3bn increase). The increase in adjustments to allowance for ECL compared with 31 December 2022 was primarily due to the increase in management judgemental adjustments in other credit judgements
(detailed below).
–Management judgemental adjustments in relation to inflation increased allowance for ECL by $0.1bn (31 December 2022:
$0.1bn). These adjustments addressed where increasing inflation and interest rates result in affordability risks that were not fully captured by the modelled output.
–Management judgemental adjustments in relation to other credit judgements increased allowance for ECL by $0.5bn (31 December
2022: $0.2bn). These adjustments were primarily to capture the potential delayed impact of economic scenarios on unsecured
portfolio defaults in the UK.
Economic scenarios sensitivity analysis of
ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100%
weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted
(stage 3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of macroeconomic factors are not necessarily the key consideration when performing individual assessments of allowances for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail mortgage exposures the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100%
weighted results. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each
scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments are the same under each scenario. For
exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2023	$m	$m	$m	$m	$m	$m
UK	426,427	820	754	599	1,041	2,487
US	191,104	215	199	189	268	441
Hong Kong	447,480	609	566	433	807	1,393
Mainland China	129,945	258	217	142	414	945
Canada[5]	84,092	89	75	56	107	487
Mexico	30,159	60	56	46	73	226
UAE	52,074	32	32	30	34	40
France	178,827	98	102	90	124	141
Other geographies[6]	450,271	325	298	245	410	882
Total	1,990,378	2,507	2,301	1,829	3,278	7,043
of which:
Stage 1	1,820,843	754	702	553	860	854
Stage 2	169,535	1,753	1,599	1,276	2,418	6,189

By geography at 31 Dec 2022
UK	421,685	769	624	484	833	2,240
US	190,858	277	241	227	337	801
Hong Kong	415,875	925	819	592	1,315	2,161
Mainland China	125,466	295	242	144	415	1,227
Canada[5]	83,274	126	80	60	148	579
Mexico	26,096	88	80	67	116	313
UAE	45,064	45	41	30	55	93
France	173,146	110	102	90	121	145
Other geographies[6]	445,758	447	384	304	527	1,054
Total	1,927,222	3,083	2,612	2,000	3,866	8,612
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 212.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage 2 under the Downside 2 scenario.
5Classified as held for sale at 31 December 2023 and 31 December 2022.
6  Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
At 31 December 2023, the highest level of 100% scenario-weighted allowance for ECL was observed in the UK and Hong Kong. This higher ECL impact was largely driven by significant exposure in these regions.
Compared with 31 December 2022, the Downside 2 allowance for
ECL was lower in Hong Kong and mainland China, mostly due to the crystallisation of defaults for certain high-risk exposures and a decrease of the associated downside uncertainty.
In the wholesale portfolio, off-balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and consequently the sensitivity of the allowance for ECL is lower in relation to its nominal amount, when compared with an on-balance sheet exposure with a similar risk profile.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 December 2023	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,127	189	180	172	201	334
Credit cards	7,582	344	340	302	353	486
Other	8,183	341	333	273	383	515
Mexico
Mortgages	8,666	188	180	150	235	363
Credit cards	2,445	295	286	206	376	489
Other	4,529	513	503	426	600	731
Hong Kong
Mortgages	106,136	2	2	1	3	5
Credit cards	9,128	287	239	214	395	887
Other	6,269	109	100	88	124	256
UAE
Mortgages	2,001	25	25	25	25	25
Credit cards	471	24	24	22	25	32
Other	721	20	20	19	21	28
France[3]
Mortgages	20,589	50	50	50	51	51
Other	1,328	44	44	43	45	48
US
Mortgages	14,385	8	4	3	4	10
Credit cards	204	15	15	10	15	16
Canada[2]
Mortgages	25,464	67	65	64	70	99
Credit cards	338	13	13	12	16	15
Other	1,368	13	13	12	14	33
Other geographies
Mortgages	55,368	152	149	144	158	198
Credit cards	3,655	173	166	151	202	291
Other	2,416	91	86	83	95	137
Total	442,373	2,962	2,835	2,471	3,411	5,049
of which: mortgages
Stage 1	347,874	101	92	77	145	303
Stage 2	43,451	264	249	225	280	429
Stage 3	2,412	316	314	307	322	352
of which: credit cards
Stage 1	18,557	249	232	180	329	604
Stage 2	4,953	707	657	546	859	1,415
Stage 3	312	193	193	192	194	197
of which: others
Stage 1	19,551	218	151	205	272	501
Stage 2	4,542	540	423	519	636	868
Stage 3	722	373	370	373	375	379

IFRS 9 ECL sensitivity to future economic conditions[1] (continued)
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 December 2022	$m	$m	$m	$m	$m	$m
UK
Mortgages	147,306	204	188	183	189	399
Credit cards	6,518	455	434	396	442	719
Other	7,486	368	333	274	383	605
Mexico
Mortgages	6,319	152	127	102	183	270
Credit cards	1,616	198	162	97	233	289
Other	3,447	438	400	318	503	618
Hong Kong
Mortgages	100,107	1	1	—	1	1
Credit cards	8,003	261	227	180	417	648
Other	5,899	85	81	74	100	123
UAE
Mortgages	2,170	37	37	36	38	38
Credit cards	441	41	37	21	68	86
Other	718	17	17	15	19	22
France
Mortgages	21,440	51	50	50	51	52
Other	1,433	54	53	52	55	59
US
Mortgages	13,489	7	6	6	8	15
Credit cards	219	26	25	23	27	36
Canada
Mortgages	25,163	45	44	43	46	58
Credit cards	299	10	9	8	11	11
Other	1,399	16	14	13	17	36
Other geographies
Mortgages	56,383	199	190	183	205	253
Credit cards	3,871	192	176	150	219	324
Other	3,630	115	111	107	119	159
Total	417,356	2,972	2,722	2,331	3,334	4,821
1  Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2  Classified as ‘assets held for sale’ at 31 December 2023.
3  Includes balances and allowance for ECL, which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at 31 December 2023. This also includes any balances and allowance for ECL, which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis.
At 31 December 2023, the most significant level of allowance for ECL sensitivity was observed in the UK, Mexico and Hong Kong.
Mortgages reflected the lowest level of allowance for ECL sensitivity across most markets given the significant levels of collateral relative to the exposure values. Credit cards and other unsecured lending across stage 1 and 2 are more sensitive to economic forecasts and therefore reflected the highest level of allowance for ECL sensitivity during 2023.
There is limited sensitivity in credit cards and other unsecured lending in stage 3 as levels of loss on defaulted exposures remain consistent through various economic conditions. The alternative downside is from the tail of the economic distribution where allowance for ECL is more sensitive based on historical experience.
The reported gross carrying amount by stage is representative of the weighted scenario allowance for ECL. The allowance for ECL
sensitivity to the other scenarios includes changes in allowance for
ECL due to the levels of loss and the migration of additional lending balances in or out of stage 2.
Group ECL sensitivity results
The allowance for ECL of the scenarios and management
judgemental adjustments is highly sensitive to movements in
economic forecasts. Based upon the sensitivity tables presented above, if the Group allowance for ECL balance was estimated solely on the basis of the Central scenario, Downside scenario or the
Downside 2 scenario at 31 December 2023, it would increase/
(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 31 December 2023	$bn	$bn
Reported allowance for ECL	3.0	2.5
Scenarios
100% Consensus Central scenario	(0.1)	(0.2)
100% Consensus Upside scenario	(0.5)	(0.7)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	2.1	4.5

Total Group ECL at 31 December 2022
Reported allowance for ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.5)
100% Consensus Upside scenario	(0.6)	(1.1)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	1.8	5.5
1On the same basis as retail and wholesale sensitivity analysis.
At 31 December 2023, the Group allowance for ECL remained
unchanged in the retail portfolio and decreased by $0.6bn in the wholesale portfolio, compared with 31 December 2022.
The decrease in the Downside 2 scenario sensitivity within the wholesale portfolio since 31 December 2022 has been mostly driven by the crystallisation of defaults of higher risk exposures to the mainland China real estate sector and a reduction of related uncertainty. Within the retail portfolio, the increase in the Downside 2 scenario sensitivity was due to portfolio growth in Mexico and scenario forecast deterioration in Hong Kong.
At 31 December 2023, the sensitivity of the allowance for ECL to the consensus Central and consensus Upside scenarios decreased for both retail and wholesale portfolios due to lower macroeconomic forecast uncertainty, and the return to standardised weighting for the probability-weighted reported allowance.

Reconciliation from reported exposure and ECL to sensitised exposure and weighted ECL
	Wholesale		Retail		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m
Included in sensitivity analysis	1,990,378	(2,507)	442,373	(2,962)	2,432,751	(5,469)
– Exclusions from sensitivity as described in the section above[1]	17,024	(6,237)	308,569	(93)	325,593	(6,330)
– Debt instruments measured at fair value through other comprehensive income[2]	(302,348)	97	—	—	(302,348)	97
– Performance guarantees[2]	(93,312)	35	—	—	(93,312)	35
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(579,534)	93	(41,129)	174	(620,663)	267
– Other[3]	2,704	(84)	(4,175)	(11)	(1,471)	(95)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023	1,034,912	(8,603)	705,638	(2,892)	1,740,550	(11,495)
Other financial assets at amortised cost					960,271	(422)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023					2,700,821	(11,917)
1  Comprises wholesale defaulted obligors, retail portfolios utilising less complex modelling approaches, private banking and insurance.
2  The sensitivity analysis includes certain items reported in Other assets at amortised cost, which are not allocated to an industry in the credit tables. It also includes FVOCI and performance guarantees, which are presented separately in the credit tables.
3  Includes FX and other operational variances.
Reconciliations of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the
Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees.
In addition, a reconciliation by stage of the Group’s gross carrying amount and allowances for loans and advances to banks and
customers and a reconciliation by stage of the Group’s nominal amount and allowances for loan commitments and financial
guarantees were included in this section following the adoption of the recommendations of the DECL Taskforce‘s third report.
Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were
calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represents the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from transfer of stage
represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2)
ECL measurement basis. Net remeasurement excludes the
underlying customer risk rating (‘CRR’)/probability of default (‘PD’)
movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes to risk parameters – credit quality’ line item.
Changes in ‘Net new and further lending/repayments’ represents the impact from volume movements within the Group’s lending portfolio and includes ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(18,948)	(1,048)	10,286	2,228	8,662	(1,180)	—	—	—	—
–transfers from stage 1 to stage 2	(150,728)	442	150,728	(442)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	133,079	(1,467)	(133,079)	1,467	—	—	—	—	—	—
– transfers to stage 3	(1,986)	23	(8,600)	1,379	10,586	(1,402)	—	—	—	—
– transfers from stage 3	687	(46)	1,237	(176)	(1,924)	222	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	917	—	(973)	—	(124)	—	—	—	(180)
Net new and further lending/repayments	77,693	(185)	(36,795)	661	(4,956)	1,117	(36)	3	35,906	1,596
Changes to risk parameters – credit quality	—	307	—	(1,262)	—	(3,896)	—	21	—	(4,830)
Changes to models used for ECL calculation	—	(22)	—	46	—	7	—	—	—	31
Assets written off	—	—	—	—	(3,922)	3,922	—	—	(3,922)	3,922
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	4,417	(12)	2,370	(92)	(73)	(55)	(8)	(16)	6,706	(175)
At 31 Dec 2023	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
ECL income statement change for the period		1,017		(1,528)		(2,896)		24		(3,383)
Recoveries										268
Others										(195)
Total ECL income statement change for the period										(3,310)
1Total includes $7.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $70m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’
on page 428.

	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,670,773	(11,495)	(3,310)
Other financial assets measured at amortised cost	960,271	(422)	(35)
Non-trading reverse purchase agreement commitments	69,777	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(44)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,700,821	(11,917)	(3,389)
Debt instruments measured at FVOCI	302,348	(97)	(58)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,014)	(3,447)
As shown in the previous table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees decreased $459m during the period from
$11,954m at 31 December 2022 to $11,495m at 31 December 2023.
This decrease was driven by:
–$3,922m of assets written off;
–$1,596m relating to volume movements, which included the
allowance for ECL associated with new originations, assets
derecognised and further lending/repayment;
–$95m relating to credit-related modifications, which resulted in derecognition; and
–$31m of changes to models used for ECL calculation.
These were partly offset by:
–$4,830m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
–$180m relating to the net remeasurement impact of stage
transfers; and
–foreign exchange and other movements of $175m.
The ECL charge for the period of $3,383m presented in the previous table consisted of $4,830m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages and $180m relating to the net
remeasurement impact of stage transfers.
This was partly offset by $1,596m relating to underlying net book volume movement and $31m in changes to models used for ECL
calculation.
Summary views of the movement in wholesale and personal lending are presented on pages 215 and 228.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,575,808	(1,552)	155,654	(3,323)	19,796	(6,928)	275	(64)	1,751,533	(11,867)
Transfers of financial instruments:	(98,940)	(794)	88,974	1,616	9,966	(822)	—	—	—	—
– transfers from stage 1 to stage 2	(225,458)	469	225,458	(469)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	128,170	(1,211)	(128,170)	1,211	—	—	—	—	—	—
– transfers to stage 3	(2,392)	9	(10,083)	1,132	12,475	(1,141)	—	—	—	—
– transfers from stage 3	740	(61)	1,769	(258)	(2,509)	319	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	735	—	(948)	—	(148)	—	—	—	(361)
Net new and further lending/ repayments	99,253	(175)	(44,877)	435	(3,399)	674	(133)	3	50,844	937
Changes to risk parameters – credit quality	—	400	—	(1,671)	—	(3,019)	—	32	—	(4,258)
Changes to models used for ECL calculation	—	4	—	(151)	—	13	—	—	—	(134)
Assets written off	—	—	—	—	(2,791)	2,791	(10)	10	(2,801)	2,801
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange and others[1]	(142,478)	125	(22,528)	332	(2,333)	481	(3)	(19)	(167,342)	919
At 31 Dec 2022	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
ECL income statement change for the period	—	964	—	(2,335)	0	(2,480)	—	35	—	(3,816)
Recoveries	—	—	—	—	—	—	—	—	—	316
Others	—	—	—	—	—	—	—	—	—	(28)
Total ECL income statement change for the period	—	—	—	—	—	—	—	—	—	(3,528)
1  Total includes $82.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $426m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,632,202	(11,954)	(3,528)
Other financial assets measured at amortised cost	954,934	(493)	(38)
Non-trading reverse purchase agreement commitments	44,921	—	—
Performance and other guarantees not considered for IFRS 9	—	—	39
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,632,057	(12,447)	(3,527)
Debt instruments measured at FVOCI	265,147	(126)	(57)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,573)	(3,584)
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are
determined based on relative deterioration of credit quality since initial recognition for the majority of portfolios. Accordingly, for non-credit-
impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications provided below each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 184.

Distribution of financial instruments by credit quality at 31 December 2023
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– personal	346,562	62,656	32,314	2,485	3,505	447,522	(2,867)	444,655
– corporate and commercial	118,123	123,713	145,249	25,531	15,039	427,655	(7,803)	419,852
– non-bank financial institutions	32,980	20,107	20,019	516	810	74,432	(404)	74,028
Loans and advances to banks held at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
Cash and balances at central banks	284,723	1,068	77	—	—	285,868	—	285,868
Items in the course of collection from other banks	6,327	15	—	—	—	6,342	—	6,342
Hong Kong Government certificates of indebtedness	42,024	—	—	—	—	42,024	—	42,024
Reverse repurchase agreements – non-trading	170,494	46,884	34,206	633	—	252,217	—	252,217
Financial investments	143,333	3,814	1,137	62	—	148,346	(20)	148,326
Assets held for sale	68,501	16,403	14,812	2,939	531	103,186	(324)	102,862
Other assets	99,857	11,967	9,965	366	133	122,288	(78)	122,210
– endorsements and acceptances	2,405	2,666	2,707	161	18	7,957	(18)	7,939
– accrued income and other	97,452	9,301	7,258	205	115	114,331	(60)	114,271
Debt instruments measured at fair value through other comprehensive income[1]	288,959	12,037	7,897	805	5	309,703	(97)	309,606
Out-of-scope for IFRS 9 ECL
Trading assets	122,695	20,595	20,746	1,326	135	165,497	—	165,497
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	52,649	11,517	4,733	84	6	68,989	—	68,989
Derivatives	196,098	27,377	6,041	187	11	229,714	—	229,714
Assets held for sale	12,495	—	—	—	—	12,495	—	12,495
Total gross carrying amount on balance sheet	2,086,877	362,793	303,559	35,789	20,177	2,809,195	(11,608)	2,797,587
Percentage of total credit quality (%)	74.3	12.9	10.8	1.3	0.7	100
Loan and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
In-scope: Irrevocable loan commitments and financial guarantees	444,059	146,646	77,310	8,481	1,528	678,024	(406)	677,618
Loan and other credit-related commitments	92,509	77,891	61,462	3,896	377	236,135	—	236,135
Performance and other guarantees	39,784	32,231	19,445	1,853	964	94,277	(145)	94,132
Out-of-scope: Revocable loan commitments and non- financial guarantees	132,293	110,122	80,907	5,749	1,341	330,412	(145)	330,267
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance.
As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2022 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	492,711	196,735	196,486	29,443	19,633	935,008	(11,447)	923,561
– personal	333,839	45,590	28,918	3,196	3,339	414,882	(2,870)	412,012
– corporate and commercial	126,521	132,128	153,841	24,887	15,825	453,202	(8,320)	444,882
– non-bank financial institutions	32,351	19,017	13,727	1,360	469	66,924	(257)	66,667
Loans and advances to banks held at amortised cost	92,675	4,833	5,643	1,311	82	104,544	(69)	104,475
Cash and balances at central banks	325,119	1,296	590	—	—	327,005	(3)	327,002
Items in the course of collection from other banks	7,280	12	5	—	—	7,297	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	43,787	—	43,787
Reverse repurchase agreements – non-trading	170,386	41,659	41,686	20	3	253,754	—	253,754
Financial investments	103,379	3,212	2,334	161	—	109,086	(20)	109,066
Assets held for sale	67,616	17,993	13,972	2,333	642	102,556	(415)	102,141
Other assets	91,006	11,126	8,875	290	152	111,449	(55)	111,394
– endorsements and acceptances	2,350	3,059	2,815	175	25	8,424	(17)	8,407
– accrued income and other	88,656	8,067	6,060	115	127	103,025	(38)	102,987
Debt instruments measured at fair value through other comprehensive income[1]	260,654	9,957	5,730	1,910	7	278,258	(126)	278,132
Out-of-scope for IFRS 9 ECL
Trading assets	91,330	14,371	23,414	820	133	130,068	—	130,068
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,602	11,116	3,145	187	—	64,050	—	64,050
Derivatives	241,918	34,181	7,843	181	36	284,159	—	284,159
Assets held for sale	15,254	—	—	—	—	15,254	—	15,254
Total gross carrying amount on balance sheet	2,052,717	346,491	309,723	36,656	20,688	2,766,275	(12,135)	2,754,140
Percentage of total credit quality (%)	74.2	12.6	11.2	1.3	0.7	100	—	—
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
In-scope: Irrevocable loan commitments and financial guarantees	411,253	137,071	78,981	8,645	1,621	637,571	(438)	637,133
Loan and other credit-related commitments	76,098	69,667	59,452	3,360	489	209,066	—	209,066
Performance and other guarantees	37,943	30,029	17,732	2,137	399	88,240	(110)	88,130
Out-of-scope: Revocable loan commitments and non-financial guarantees	114,041	99,696	77,184	5,497	888	297,306	(110)	297,196
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance.
As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– stage 1	478,422	177,410	147,940	5,612	—	809,384	(1,130)	808,254
– stage 2	19,243	29,066	49,642	22,920	—	120,871	(2,964)	117,907
– stage 3	—	—	—	—	19,273	19,273	(6,950)	12,323
– POCI	—	—	—	—	81	81	(30)	51
Loans and advances to banks at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
– stage 1	101,011	4,631	5,550	287	—	111,479	(10)	111,469
– stage 2	46	9	813	568	—	1,436	(3)	1,433
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	815,259	80,151	60,197	4,000	664	960,271	(422)	959,849
– stage 1	814,776	78,486	53,095	516	—	946,873	(109)	946,764
– stage 2	483	1,665	7,102	3,484	—	12,734	(132)	12,602
– stage 3	—	—	—	—	664	664	(181)	483
– POCI	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
– stage 1	432,017	135,192	61,213	2,527	—	630,949	(153)	630,796
– stage 2	4,342	7,308	12,017	5,255	—	28,922	(128)	28,794
– stage 3	—	—	—	—	1,140	1,140	(86)	1,054
– POCI	—	—	—	—	4	4	—	4
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
– stage 1	7,497	3,943	3,204	102	—	14,746	(7)	14,739
– stage 2	203	203	876	597	—	1,879	(7)	1,872
– stage 3	—	—	—	—	384	384	(25)	359
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	1,858,040	437,913	341,452	41,868	21,548	2,700,821	(11,917)	2,688,904
Debt instruments at FVOCI[1]
– stage 1	288,909	12,037	7,579	—	—	308,525	(37)	308,488
– stage 2	50	—	318	805	—	1,173	(59)	1,114
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	288,959	12,037	7,897	805	5	309,703	(97)	309,606

Loans and advances to customers at amortised cost	492,711	196,735	196,486	29,443	19,633	935,008	(11,447)	923,561
– stage 1	458,706	170,055	142,408	5,130	—	776,299	(1,092)	775,207
– stage 2	34,005	26,680	54,078	24,313	—	139,076	(3,488)	135,588
– stage 3	—	—	—	—	19,504	19,504	(6,829)	12,675
– POCI	—	—	—	—	129	129	(38)	91
Loans and advances to banks at amortised cost	92,675	4,833	5,643	1,311	82	104,544	(69)	104,475
– stage 1	92,377	4,465	5,466	415	—	102,723	(18)	102,705
– stage 2	298	368	177	896	—	1,739	(29)	1,710
– stage 3	—	—	—	—	82	82	(22)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	808,573	75,298	67,462	2,804	797	954,934	(493)	954,441
– stage 1	807,893	70,794	59,887	224	—	938,798	(95)	938,703
– stage 2	680	4,504	7,575	2,580	—	15,339	(165)	15,174
– stage 3	—	—	—	—	797	797	(233)	564
– POCI	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
– stage 1	398,120	121,581	60,990	2,692	—	583,383	(141)	583,242
– stage 2	4,852	10,821	13,420	4,940	—	34,033	(180)	33,853
– stage 3	—	—	—	—	1,372	1,372	(65)	1,307
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
– stage 1	8,189	4,245	3,488	149	—	16,071	(6)	16,065
– stage 2	92	424	1,083	864	—	2,463	(13)	2,450
– stage 3	—	—	—	—	249	249	(33)	216
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	1,805,212	413,937	348,572	42,203	22,133	2,632,057	(12,447)	2,619,610
Debt instruments at FVOCI[1]
– stage 1	260,411	9,852	5,446	—	—	275,709	(67)	275,642
– stage 2	243	105	284	1,910	—	2,542	(58)	2,484
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	2	2	—	2
At 31 Dec 2022	260,654	9,957	5,730	1,910	7	278,258	(126)	278,132
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance.
As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit-impaired loans
(Audited)
We determine that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:
–contractual payments of either principal or interest are past due for more than 90 days;
–there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and
–the loan is otherwise considered to be in default. If such
unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit impaired.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	880,181	(860)	137,493	(2,103)	14,685	(5,702)	275	(64)	1,032,634	(8,729)
Transfers of financial instruments:	(58,104)	(298)	49,485	942	8,619	(644)	—	—	—	—
– transfers from stage 1 to stage 2	(157,443)	202	157,443	(202)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	100,810	(484)	(100,810)	484	—	—	—	—	—	—
– transfers to stage 3	(1,829)	8	(8,101)	770	9,930	(778)	—	—	—	—
– transfers from stage 3	358	(24)	953	(110)	(1,311)	134	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	240	—	(369)	—	(63)	—	—	—	(192)
Net new and further lending/ repayments	68,616	(158)	(45,336)	201	(3,253)	583	(133)	3	19,894	629
Changes to risk parameters – credit quality	—	318	—	(995)	—	(2,196)	—	32	—	(2,841)
Changes to models used for ECL calculation	—	6	—	(56)	—	—	—	—	—	(50)
Assets written off	—	—	—	—	(1,579)	1,579	(10)	10	(1,589)	1,589
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange and others[1]	(60,371)	82	(16,982)	175	(1,372)	290	(3)	(19)	(78,728)	528
At 31 Dec 2022	830,322	(670)	124,660	(2,205)	17,068	(6,144)	129	(38)	972,179	(9,057)
ECL income statement change for the period		406		(1,219)		(1,676)		35		(2,454)
Recoveries										33
Others	—	—	—	—	—	—	—	—	—	(25)
Total ECL income statement change for the period										(2,446)
1  Total includes $33.1bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $204m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

Mainland China commercial real estate
(Audited)
	Hong Kong	Mainland China	Rest of the Group	Total
	$m	$m	$m	$m
Loans and advances to customers[1]	6,033	4,917	839	11,789
Guarantees issued and others[2]	255	66	37	358
Total mainland China commercial real estate exposure at 31 Dec 2023	6,288	4,983	876	12,147

Distribution of mainland China commercial real estate exposure by credit quality
Strong	781	1,723	6	2,510
Good	604	953	421	1,978
Satisfactory	679	1,704	261	2,644
Sub-standard	1,298	327	188	1,813
Credit impaired	2,926	276	—	3,202
At 31 Dec 2023	6,288	4,983	876	12,147

Allowance for ECL by credit quality
Strong	—	(3)	—	(3)
Good	—	(5)	(1)	(6)
Satisfactory	(3)	(27)	—	(30)
Sub-standard	(66)	(87)	(16)	(169)
Credit impaired	(1,726)	(125)	—	(1,851)
At 31 Dec 2023	(1,795)	(247)	(17)	(2,059)

Allowance for ECL by stage distribution
Stage 1	—	(10)	—	(10)
Stage 2	(69)	(112)	(17)	(198)
Stage 3	(1,726)	(125)	—	(1,851)
At 31 Dec 2023	(1,795)	(247)	(17)	(2,059)

ECL coverage %	28.5	5.0	1.9	17.0
1  Amounts represent gross carrying amount.
2  Amounts represent nominal amount for guarantees and other contingent liabilities.

Mainland China commercial real estate (continued)
	Hong Kong	Mainland China	Rest of the Group	Total
	(audited)[1]	(audited)[2]	(unaudited)[1]	(unaudited)[2]
	$m	$m	$m	$m
Loans and advances to customers[2]	9,129	5,752	860	15,741
Guarantees issued and others[3]	249	755	18	1,022
Total mainland China commercial real estate exposure at 31 Dec 2022	9,378	6,507	878	16,763

Distribution of mainland China commercial real estate exposure by credit quality
Strong	1,425	2,118	220	3,763
Good	697	1,087	370	2,154
Satisfactory	1,269	2,248	77	3,594
Sub-standard	2,887	779	193	3,859
Credit impaired	3,100	275	18	3,393
At 31 Dec 2022	9,378	6,507	878	16,763

Allowance for ECL by credit quality
Strong	—	(5)	—	(5)
Good	—	(8)	(1)	(9)
Satisfactory	(20)	(81)	—	(101)
Sub-standard	(458)	(42)	(3)	(503)
Credit impaired	(1,268)	(105)	—	(1,373)
At 31 Dec 2022	(1,746)	(241)	(4)	(1,991)

Allowance for ECL by stage distribution
Stage 1	(1)	(9)	(1)	(11)
Stage 2	(477)	(127)	(3)	(607)
Stage 3	(1,268)	(105)	—	(1,373)
At 31 Dec 2022	(1,746)	(241)	(4)	(1,991)

ECL coverage %	18.6	3.7	0.5	11.9
1  Disclosures in respect of mainland China commercial real estate exposures in Hong Kong and mainland China form part of the scope of the audit of the Group’s Annual Report and Accounts 2022. Amounts disclosed for mainland China commercial real estate exposures elsewhere in the Group have not been audited but are provided for completeness.
2  Amounts represent gross carrying amount.
3  Amounts represent nominal amount for guarantees and other contingent liabilities.
Collateral and other credit enhancements
(Audited)
Although collateral can be an important mitigant of credit risk, it is the
Group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements.
Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the Group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and
advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies.
Corporates would normally provide guarantees as part of a parent/
subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Corporate Banking, it is only in Global
Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process,
Global Banking also utilises loan sales and credit default swap (‘CDS’)
hedges to manage concentrations and reduce risk.
These transactions are the responsibility of a dedicated Global
Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty.
Otherwise, the Group’s exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected credit loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
Collateral held is analysed separately for commercial real estate and for other corporate, commercial and financial (non-bank) lending. The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of fixed first charges on real estate, and charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 375.
Commercial real estate loans and advances
The value of commercial real estate collateral is determined by using a combination of external and internal valuations and physical inspections. For commercial real estate, where the facility exceeds regulatory threshold requirements, Group policy requires an
independent review of the valuation at least every three years, or more frequently as the need arises.
In Hong Kong, market practice is typically for lending to major property companies to be either secured by guarantees or unsecured.
In Europe, facilities of a working capital nature are generally not secured by a first fixed charge, and are therefore disclosed as not collateralised.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	603,321	(587)	52,563	(1,505)	4,139	(805)	660,023	(2,897)
Transfers of financial instruments:	(2,144)	(619)	39	1,087	2,105	(468)	—	—
– transfers from stage 1 to stage 2	(57,217)	270	57,217	(270)	—	—	—	—
– transfers from stage 2 to stage 1	55,307	(862)	(55,307)	862	—	—	—	—
– transfers to stage 3	(542)	3	(2,345)	614	2,887	(617)	—	—
– transfers from stage 3	308	(30)	474	(119)	(782)	149	—	—
Net remeasurement of ECL arising from transfer of stage	—	563	—	(679)	—	(79)	—	(195)
Net new and further lending/repayments	34,411	(47)	(4,713)	350	(1,169)	144	28,529	447
Change to risk parameters – credit quality	—	104	—	(641)	—	(955)	—	(1,492)
Changes to models used for ECL calculation	—	(13)	—	21	—	7	—	15
Assets written off	—	—	—	—	(1,326)	1,326	(1,326)	1,326
Foreign exchange and others[1,2]	15,235	(3)	3,066	(67)	111	(26)	18,412	(96)
At 31 Dec 2023	650,823	(602)	50,955	(1,434)	3,860	(856)	705,638	(2,892)
ECL income statement change for the period		607		(949)		(883)		(1,225)
Recoveries								226
Others								8
Total ECL income statement change for the period								(991)
1  Total includes $7.8bn of gross carrying loans and advances and a corresponding allowance for ECL of $11m, due to the retention of certain balances previously classified as assets held for sale of our retail banking operations in France. For further details, see Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.
2  Total includes $2.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $20m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.
As shown in the above table, the allowance for ECL for loans and advances to customers and relevant loan commitments and financial guarantees decreased by $5m during the period from $2,897m at
31 December 2022 to $2,892m at 31 December 2023.
This decrease was driven by:
–$1,326m of assets written off;
–$447m relating to volume movements, which included the
allowance for ECL associated with new originations, assets
derecognised and further lending/repayment; and
–$15m of changes to models used for ECL calculation.
These were partly offset by:
–$1,492m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
–$195m relating to the net remeasurement impact of stage
transfers; and
–foreign exchange and other movements of $96m.
The ECL charge for the period of $1,225m presented in the above table consisted of $1,492m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, and $195m relating to the net
remeasurement impact of stage transfers. This was partly offset by
$447m relating to underlying net book volume movements and $15m in changes to models used for the calculation of ECL.
During the period, there was a net transfer to stage 2 of $1,910m gross carrying/nominal amounts. This increase was mainly driven by
$1,550m in Mexico, due to slight deterioration in the unsecured portfolio.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	695,627	(692)	18,161	(1,220)	5,111	(1,226)	718,899	(3,138)
Transfers of financial instruments:	(40,836)	(496)	39,489	674	1,347	(178)	—	—
– transfers from stage 1 to stage 2	(68,016)	268	68,016	(268)	—	—	—	—
– transfers from stage 2 to stage 1	27,359	(730)	(27,359)	730	—	—	—	—
– transfers to stage 3	(561)	2	(1,983)	361	2,544	(363)	—	—
– transfers from stage 3	382	(36)	815	(149)	(1,197)	185	—	—
Net remeasurement of ECL arising from transfer of stage	—	495	—	(579)	—	(85)	—	(169)
Net new and further lending/repayments	30,637	(17)	459	234	(146)	91	30,950	308
Change to risk parameters – credit quality	—	82	—	(676)	—	(823)	—	(1,417)
Changes to models used for ECL calculation	—	(2)	—	(95)	—	13	—	(84)
Assets written off	—	—	—	—	(1,212)	1,212	(1,212)	1,212
Foreign exchange and others[1]	(82,107)	43	(5,546)	157	(961)	191	(88,614)	391
At 31 Dec 2022	603,321	(587)	52,563	(1,505)	4,139	(805)	660,023	(2,897)
ECL income statement change for the period		558		(1,116)		(804)		(1,362)
Recoveries								283
Others								(3)
Total ECL income statement change for the period								(1,082)
1  Total includes $49.6bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $221m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’
on page 428.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	317,666	(74)	40,048	(231)	2,230	(270)	359,944	(575)
Transfers of financial instruments:	(1,182)	(109)	421	138	761	(29)	—	—
– transfers from stage 1 to stage 2	(41,207)	28	41,207	(28)	—	—	—	—
– transfers from stage 2 to stage 1	40,164	(117)	(40,164)	117	—	—	—	—
– transfers to stage 3	(354)	1	(958)	100	1,312	(101)	—	—
– transfers from stage 3	215	(21)	336	(51)	(551)	72	—	—
Net remeasurement of ECL arising from transfer of stage	—	72	—	(79)	—	(67)	—	(74)
Net new and further lending/repayments	15,447	(3)	(3,939)	22	(751)	322	10,757	341
Change to risk parameters – credit quality	—	16	—	(67)	—	(269)	—	(320)
Changes to models used for ECL calculation	—	(2)	—	28	—	—	—	26
Assets written off	—	—	—	—	(53)	53	(53)	53
Foreign exchange and others	8,833	(9)	1,983	(13)	71	(4)	10,887	(26)
At 31 Dec 2023	340,764	(109)	38,513	(202)	2,258	(264)	381,535	(575)
ECL income statement change for the period		83		(96)		(14)		(27)
Recoveries								10
Others								13
Total ECL income statement change for the period								(4)

Credit cards – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	140,519	(244)	6,747	(777)	353	(160)	147,619	(1,181)
Transfers of financial instruments:	199	(292)	(848)	496	649	(204)	—	—
– transfers from stage 1 to stage 2	(7,855)	102	7,855	(102)	—	—	—	—
– transfers from stage 2 to stage 1	8,124	(391)	(8,124)	391	—	—	—	—
– transfers to stage 3	(82)	1	(621)	227	703	(228)	—	—
– transfers from stage 3	12	(4)	42	(20)	(54)	24	—	—
Net remeasurement of ECL arising from transfer of stage	—	185	—	(301)	—	(5)	—	(121)
Net new and further lending/repayments	13,206	27	621	169	12	(41)	13,839	155
Change to risk parameters – credit quality	—	82	—	(281)	—	(301)	—	(500)
Changes to models used for ECL calculation	—	(9)	—	15	—	1	—	7
Assets written off	—	—	—	—	(571)	571	(571)	571
Foreign exchange and others	(632)	(2)	27	(19)	7	(5)	(598)	(26)
At 31 Dec 2023	153,292	(253)	6,547	(698)	450	(144)	160,289	(1,095)
ECL income statement change for the period		285		(398)		(346)		(459)
Recoveries								108
Others								(200)
Total ECL income statement change for the period								(551)

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	145,136	(269)	5,768	(497)	1,556	(375)	152,460	(1,141)
Transfers of financial instruments:	(1,161)	(218)	466	453	695	(235)	—	—
– transfers from stage 1 to stage 2	(8,155)	140	8,155	(140)	—	—	—	—
– transfers from stage 2 to stage 1	7,019	(354)	(7,019)	354	—	—	—	—
– transfers to stage 3	(106)	1	(766)	287	872	(288)	—	—
– transfers from stage 3	81	(5)	96	(48)	(177)	53	—	—
Net remeasurement of ECL arising from transfer of stage	—	306	—	(299)	—	(7)	—	—
Net new and further lending/repayments	5,758	(71)	(1,395)	159	(430)	(137)	3,933	(49)
Change to risk parameters – credit quality	—	6	—	(293)	—	(385)	—	(672)
Changes to models used for ECL calculation	—	(2)	—	(22)	—	6	—	(18)
Assets written off	—	—	—	—	(702)	702	(702)	702
Foreign exchange and others[1]	7,034	8	1,056	(35)	33	(17)	8,123	(44)
At 31 Dec 2023	156,767	(240)	5,895	(534)	1,152	(448)	163,814	(1,222)
ECL income statement change for the period		239		(455)		(523)		(739)
Recoveries								108
Others								195
Total ECL income statement change for the period								(436)
1  Total includes $7.2bn of gross carrying loans and advances and a corresponding allowance for ECL of $10m, due to the retention of certain balances previously classified as assets held for sale of our retail banking operations in France. For further details, see Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.
Collateral on loans and advances
(Audited)
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market. The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit mitigants.
HSBC Holdings
(Audited)
Risk in HSBC Holdings is overseen by the HSBC Holdings Asset and
Liability Management Committee. The major risks faced by HSBC
Holdings are credit risk, liquidity risk and market risk (in the form of interest rate risk and foreign exchange risk).
Credit risk in HSBC Holdings primarily arises from transactions with
Group subsidiaries.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:
–financial assets on the balance sheet, where maximum exposure equals the carrying amount (see page 365); and
–financial guarantees and other guarantees, where the maximum exposure is the maximum that we would have to pay if the
guarantees were called upon (see Note 34).
In the case of our derivative asset balances (see page 365), there is a legally enforceable right of offset in the event of counterparty default and where, as a result, there is a net exposure for credit risk purposes. However, as there is no intention to settle these balances on a net basis under normal circumstances, they do not qualify for net presentation for accounting purposes. These offsets also include collateral received in cash and other financial assets.
The total offset relating to our derivative asset balances was $3.0bn at
31 December 2023 (2022: $3.1bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending and US Treasury bills and bonds, is assessed as ‘strong’, with 100% of the exposure being neither past due nor impaired (2022: 100%). For further details of credit quality classification, see page 184.Approach and policy
(Audited)
Our objective in the management of treasury risk is to maintain appropriate levels of capital, liquidity, funding, foreign exchange and market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory requirements at all times.
Our policy is underpinned by our risk management framework. The risk management framework incorporates a number of measures
aligned to our assessment of risks for both internal and regulatory purposes. These risks include credit, market, operational, pensions, structural and transactional foreign exchange risk, and interest rate risk in the banking book.
For further details, refer to our Pillar 3 Disclosures at 31 December
2023.

Own funds disclosure
(Audited)		At
		31 Dec	31 Dec
		2023	2022
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	22,964	23,406
	– ordinary shares	22,964	23,406
2,3	Retained earnings, accumulated other comprehensive income (and other reserves)[1]	128,419	121,609
5	Minority interests (amount allowed in consolidated CET1)	3,917	4,444
5a	Independently reviewed net profits net of any foreseeable charge or dividend	10,568	8,633
6	Common equity tier 1 capital before regulatory adjustments[1]	165,868	158,092
28	Total regulatory adjustments to common equity tier[1]	(39,367)	(38,801)
29	Common equity tier 1 capital	126,501	119,291
36	Additional tier 1 capital before regulatory adjustments	17,732	19,836
43	Total regulatory adjustments to additional tier 1 capital	(70)	(60)
44	Additional tier 1 capital	17,662	19,776
45	Tier 1 capital	144,163	139,067
51	Tier 2 capital before regulatory adjustments	28,148	24,779
57	Total regulatory adjustments to tier 2 capital	(1,107)	(1,423)
58	Tier 2 capital	27,041	23,356
59	Total capital	171,204	162,423
*The references identify lines prescribed in the PRA template, which are applicable and where there is a value.
1On adoption of IFRS 17 ‘Insurance Contracts’, comparative data previously published under IFRS 4 ‘Insurance Contracts’ have been restated for 2022, with no impact on CET1 and total capital.
The Group non-trading VaR for 2023 is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2023	173.8	112.8	(104.2)	182.4
Average	156.2	84.2	(63.7)	176.6
Maximum	201.9	116.4		224.3
Minimum	108.8	55.2		127.0

Non-trading VaR, 99% 1 day (continued)
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2022	159.8	56.6	(45.3)	171.1
Average	134.6	56.9	(35.9)	155.6
Maximum	225.5	84.7		265.3
Minimum	98.3	43.4		106.3
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2The total VaR is non-additive across risk types due to diversification effects.
Value at risk
(Audited)
VaR is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them. Where we do not calculate VaR explicitly, we use alternative tools as summarised in the ‘Stress testing’ section below.
Our models are predominantly based on historical simulation that incorporates the following features:
–historical market rates and prices, which are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;
–potential market movements that are calculated with reference to data from the past two years; and
–calculations to a 99% confidence level and using a one-day
holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR is used with awareness of its limitations. For example:
–The use of historical data as a proxy for estimating future market moves may not encompass all potential market events,
particularly those that are extreme in nature. As the model is calibrated on the last 500 business days, it does not adjust instantaneously to a change in the market regime.
–The use of a one-day holding period for risk management
purposes of trading books assumes that this short period is
sufficient to hedge or liquidate all positions.
–The use of a 99% confidence level by definition does not take into account losses that might occur beyond this level of confidence.
–VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not reflect intra-day
exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework captures and capitalises material market risks that are not adequately covered in the VaR model.
Risk factors are reviewed on a regular basis and are either
incorporated directly in the VaR models, where possible, or quantified through either the VaR-based RNIV approach or a stress test
approach within the RNIV framework. While VaR-based RNIVs are calculated by using historical scenarios, stress-type RNIVs are estimated on the basis of stress scenarios whose severity is calibrated to be in line with the capital adequacy requirements. The outcome of the VaR-based RNIV approach is included in the overall
VaR calculation but excluded from the VaR measure used for
regulatory back-testing.
Stress-type RNIVs include a deal contingent derivatives capital charge to capture risk for these transactions and a de-peg risk measure to capture risk to pegged and heavily managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling. Stress testing and reverse stress testing provide senior management with insights regarding the ‘tail risk’ beyond VaR.
Stress testing is implemented at legal entity, regional and overall
Group levels. A set of scenarios is used consistently across all regions within the Group. Market risk stress testing incorporates both historical and hypothetical events. Market risk reverse stress tests are designed to identify vulnerabilities in our portfolios by looking for scenarios that lead to loss levels considered severe for the relevant portfolio. These scenarios may be local or idiosyncratic in nature and complement the systematic top-down stress testing.
The risk appetite around potential stress losses for the Group is set and monitored against limits.
Governance and structure
(Audited)
Insurance manufacturing risks are managed to a defined risk appetite, which is aligned to the Group’s risk appetite and risk management framework, including its three lines of defence model. For details of the Group’s governance framework, see page 160. The Global
Insurance Risk Management Meeting oversees the control
framework globally and is accountable to the WPB Risk Management
Meeting on risk matters relating to the insurance business.
The monitoring of the risks within our insurance operations is carried out by Insurance Risk teams. The Group’s risk stewardship functions support the Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, as well as internally developed stress and scenario tests, including Group internal stress test exercises.
The results of these stress tests and the adequacy of management action plans to mitigate these risks are considered in the Group’s
ICAAP and the entities’ regulatory Own Risk and Solvency
Assessments, which are produced by all material entities.
Key risk management processes
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:
–We are able to adjust bonus rates to manage the liabilities to policyholders for products with participating features. The effect is that a significant proportion of the market risk is borne by the policyholder.
–We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. We use models to assess the effect of a range of future scenarios on the values of financial assets and
associated liabilities, and ALCOs employ the outcomes in
determining how best to structure asset holdings to support
liabilities.
–We use derivatives and other financial instruments to protect against adverse market movements.
–We design new products to mitigate market risk, such as
changing the investment return sharing proportion between
policyholders and the shareholder.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries also have credit risk mandates and limits within which they are permitted to operate, which consider the credit risk exposure, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Capital and liquidity risk
(Audited)
Capital risk for our insurance manufacturing subsidiaries is assessed in the Group’s ICAAP based on their financial capacity to support the risks to which they are exposed. Capital adequacy is assessed on both the Group’s economic capital basis, and the relevant local insurance regulatory basis.
Risk appetite buffers are set to ensure that the operations are able to remain solvent, allowing for business-as-usual volatility and extreme but plausible stress events.
Liquidity risk is less material for the insurance business. It is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency
borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.
Measurement
The following tables show the composition of the fair value of underlying items of the Group’s participating contracts at the reporting date.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2023	$m	$m	$m	$m	$m
Financial assets	113,605	3,753	5,812	7,696	130,866
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,427	3,593	4,177	1,166	109,363
– derivatives	258	10	—	6	274
– financial investments – at amortised cost	1,351	67	1,157	4,772	7,347
– financial assets at fair value through other comprehensive income	8,859	—	5	693	9,557
– other financial assets	2,710	83	473	1,059	4,325
Insurance contract assets	13	213	—	—	226
Reinsurance contract assets	—	4,871	—	—	4,871
Other assets and investment properties	2,782	164	35	1,636	4,617
Total assets at 31 Dec 2023	116,400	9,001	5,847	9,332	140,580
Liabilities under investment contracts designated at fair value	—	—	5,103	—	5,103
Insurance contract liabilities	116,389	3,961	—	—	120,350
Reinsurance contract liabilities	—	819	—	—	819
Deferred tax	—	1	—	3	4
Other liabilities	—	—	—	6,573	6,573
Total liabilities	116,389	4,781	5,103	6,576	132,849
Total equity	—	—	—	7,731	7,731
Total liabilities and equity at 31 Dec 2023	116,389	4,781	5,103	14,307	140,580

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2022[4]	$m	$m	$m	$m	$m
Financial assets	102,539	4,398	6,543	7,109	120,589
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	89,671	3,749	4,916	1,088	99,424
– derivatives	432	9	21	15	477
– financial investments – at amortised cost	981	165	1,221	4,660	7,027
– financial assets at fair value through other comprehensive income	9,030	—	—	569	9,599
– other financial assets	2,425	475	385	777	4,062
Insurance contract assets	4	130	—	—	134
Reinsurance contract assets	—	4,413	—	—	4,413
Other assets and investment properties	2,443	60	30	1,666	4,199
Total assets at 31 Dec 2022[4]	104,986	9,001	6,573	8,775	129,335
Liabilities under investment contracts designated at fair value	—	—	5,374	—	5,374
Insurance contract liabilities	104,662	3,766	—	—	108,428
Reinsurance contract liabilities	—	748	—	—	748
Deferred tax	23	—	—	2	25
Other liabilities	—	—	—	7,524	7,524
Total liabilities	104,685	4,514	5,374	7,526	122,099
Total equity	—	—	—	7,236	7,236
Total liabilities and equity at 31 Dec 2022[4]	104,685	4,514	5,374	14,762	129,335
1‘Life direct participating and investment DPF contracts’ are substantially measured under the variable fee approach measurement model.
2‘Life other contracts’ are measured under the general measurement model and mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment discretionary participation feature (’DPF’) contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets, credit spreads and foreign exchange rates.
Our exposure varies depending on the type of contract issued.
Our most significant life insurance products are contracts with participating features. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in fixed interest, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
Participating products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become
insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Amounts are held against the cost of such guarantees, calculated by stochastic modelling in the larger entities.
The cost of such guarantees are generally not material and are absorbed by the insurance fulfilment cash flows.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains, as fees earned are related to the market value of the linked assets.
Sensitivities
(Audited)
The following table provides the impacts on the CSM, profit after tax and equity of our insurance manufacturing subsidiaries from
reasonably possible effects of changes in selected interest rate, credit spread, equity price, growth assets and foreign exchange rate scenarios for the year. These sensitivities are prepared in accordance with current IFRS Accounting Standards and are based on changing one assumption at a time with other variables being held constant, which in practice could be correlated.
Due in part to the impact of the cost of guarantees and hedging strategies, which may be in place, the relationship between the CSM, profit after tax and total equity and the risk factors is non-linear.
Therefore, the results disclosed should not be extrapolated to measure sensitivities to different levels of stress. For the same reason, the impact of the stress is not necessarily symmetrical on the upside and downside. The sensitivities are stated before allowance for management actions, which may mitigate the effect of changes in the market environment.
The method used for deriving sensitivity information and significant market risk factors remain consistent between 2022 and 2023. In
2022, due to a lower CSM level, some portfolios generated onerous contracts in the 100bps up scenarios for interest rate and credit spread sensitivities, generating income statement losses and equity reductions in those scenarios. This was less prevalent in 2023 as the base CSMs were higher from changing market conditions and
changes in lapse rate assumptions.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors[1]
(Audited)
	2023			2022[2]
	Effect on profit after tax	Effect on CSM	Effect on total equity	Effect on profit after tax	Effect on CSM	Effect on total equity
	$m	$m	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	66	(92)	32	(210)	(82)	(240)
– Insurance and reinsurance contracts	69	(92)	69	(214)	(82)	(214)
– Financial instruments	(3)	—	(37)	4	—	(26)
-100 basis point parallel shift in yield curves	(137)	(390)	(103)	(49)	(57)	(19)
– Insurance and reinsurance contracts	(133)	(390)	(133)	(41)	(57)	(41)
– Financial instruments	(4)	—	30	(8)	—	22
+100 basis point shift in credit spreads	(11)	(884)	(45)	(324)	(843)	(354)
– Insurance and reinsurance contracts	(9)	(884)	(9)	(322)	(843)	(322)
– Financial Instruments	(2)	—	(36)	(2)	—	(32)
-100 basis point shift in credit spreads	104	806	138	119	1,133	149
– Insurance and reinsurance contracts	102	806	102	117	1,133	117
– Financial instruments	2	—	36	2	—	32
10% increase in growth assets[3]	78	436	78	68	400	68
– Insurance and reinsurance contracts	43	436	43	38	400	38
– Financial instruments	35	—	35	30	—	30
10% decrease in growth assets[3]	(85)	(507)	(86)	(81)	(560)	(81)
– Insurance and reinsurance contracts	(49)	(507)	(49)	(49)	(560)	(49)
– Financial instruments	(36)	—	(36)	(32)	—	(32)
10% appreciation in US dollar exchange rate against local functional currency	117	390	117	95	272	95
– Insurance and reinsurance contracts	27	390	27	20	272	20
– Financial instruments	90	—	90	75	—	75
10% depreciation in US dollar exchange rate against local functional currency	(117)	(390)	(117)	(95)	(272)	(95)
– Insurance and reinsurance contracts	(27)	(390)	(27)	(20)	(272)	(20)
– Financial instruments	(90)	—	(90)	(75)	—	(75)
1Sensitivities presented for ‘Insurance and reinsurance Contracts’ includes the impact of the sensitivity stress on underlying assets held to support insurance and reinsurance contracts. Sensitivities presented for ‘Financial instruments’ includes the impact of the sensitivity stress on other financial instruments, primarily shareholder assets.
2  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
3‘Growth assets’ primarily comprise equity securities and investment properties. Variability in growth asset fair value constitutes a market risk to
HSBC insurance manufacturing subsidiaries.
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:
–risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
–risk of default by reinsurance counterparties and non-
reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 270.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 184), with 100% of the exposure being neither past due nor impaired (2022: 100%).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholders. Therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 208.
The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost. Liquidity risk may be able to be shared with policyholders for products with participating features.
The remaining maturity of insurance contract liabilities is included in
Note 4 on page 389.
The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below:

Amounts payable on demand (Audited)
	2023		2022[1]
	Amounts payable on demand	Carrying amount for these contracts	Amounts payable on demand	Carrying amount for these contracts
	$m	$m	$m	$m
Life direct participating and investment DPF contracts	107,287	116,389	100,273	104,669
Life other contracts	2,765	3,961	2,813	3,759
At 31 Dec	110,052	120,350	103,086	108,428
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
Sensitivities
(Audited)
The following table shows the sensitivity of the CSM, profit and total equity to reasonably foreseeable changes in non-economic
assumptions across all our insurance manufacturing subsidiaries.
These sensitivities are prepared in accordance with current IFRS
Accounting Standards, which have changed following the adoption of
IFRS 17 ‘Insurance Contracts’, effective from 1 January 2023. Further information about the adoption of IFRS 17 is provided on page 369.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.
Sensitivity to lapse rates depends on the type of contracts
being written. An increase in lapse rates typically has a negative effect on CSM (and therefore expected future profits) due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges.
Expense rate risk is the exposure to a change in the allocated cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits. This risk is generally greatest for our smaller entities.
The impact of changing insurance underwriting risk factors is primarily absorbed within the CSM, unless contracts are onerous in which case the impact is directly to profits. The impact of changes to the CSM is released to profits over the expected coverage periods of the related insurance contracts.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors (Audited)
	Effect on CSM (gross)[1]	Effect on profit after tax (gross)[1]	Effect on profit after tax (net)[2]	Effect on total equity (gross)[1]	Effect on total equity (net)[2]
At 31 Dec 2023	$m	$m	$m	$m	$m
10% increase in mortality and/or morbidity rates	(392)	(49)	(24)	(49)	(24)
10% decrease in mortality and/or morbidity rates	440	22	30	22	30
10% increase in lapse rates	(316)	(33)	(24)	(33)	(24)
10% decrease in lapse rates	348	22	29	22	29
10% increase in expense rates	(68)	(9)	(6)	(9)	(6)
10% decrease in expense rates	69	8	11	8	11
At 31 Dec 2022[3]
10% increase in mortality and/or morbidity rates	(354)	(23)	(21)	(23)	(21)
10% decrease in mortality and/or morbidity rates	374	16	18	16	18
10% increase in lapse rates	(225)	(23)	(23)	(23)	(23)
10% decrease in lapse rates	232	22	22	22	22
10% increase in expense rates	(59)	(7)	(7)	(7)	(7)
10% decrease in expense rates	60	4	5	4	5
1The ‘gross’ sensitivities impacts are provided before considering the impacts of reinsurance contracts held as risk mitigation.
2The ‘net’ sensitivities impacts are provided after considering the impacts of reinsurance contracts held as risk mitigation.
3  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	830,322	(670)	124,660	(2,205)	17,068	(6,144)	129	(38)	972,179	(9,057)
Transfers of financial instruments:	(16,804)	(429)	10,247	1,141	6,557	(712)	—	—	—	—
–transfers from stage 1 to stage 2	(93,511)	172	93,511	(172)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	77,772	(605)	(77,772)	605	—	—	—	—	—	—
– transfers to stage 3	(1,444)	20	(6,255)	765	7,699	(785)	—	—	—	—
– transfers from stage 3	379	(16)	763	(57)	(1,142)	73	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	354	—	(294)	—	(45)	—	—	—	15
Net new and further lending/repayments	43,282	(138)	(32,082)	311	(3,787)	973	(36)	3	7,377	1,149
Change to risk parameters – credit quality	—	203	—	(621)	—	(2,941)	—	21	—	(3,338)
Changes to models used for ECL calculation	—	(9)	—	25	—	—	—	—	—	16
Assets written off	—	—	—	—	(2,596)	2,596	—	—	(2,596)	2,596
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	(10,818)	(9)	(696)	(25)	(184)	(29)	(8)	(16)	(11,706)	(79)
At 31 Dec 2023	845,982	(698)	102,129	(1,668)	16,939	(6,207)	85	(30)	965,135	(8,603)
ECL income statement change for the period		410		(579)		(2,013)		24		(2,158)
Recoveries										42
Others										(203)
Total ECL income statement change for the period										(2,319)
1  Total includes $13.5bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $61m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.
As shown in the above table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees decreased by $454m during the period from
$9,057m at 31 December 2022 to $8,603m at 31 December 2023.
This decrease was driven by:
–$2,596m of assets written off;
–$1,149m relating to volume movements, which included the
allowance for ECL associated with new originations, assets
derecognised and further lending/repayments;
–$95m relating to credit-related modification, which resulted in derecognition;
–$16m relating to changes to models used for ECL calculation; and
–$15m relating to the net remeasurement impact of stage
transfers.
These were partly offset by:
–$3,338m of changes to models used for ECL calculation; and
–foreign exchange and other movements of $79m.
The ECL charge for the period of $2,158m presented in the previous table consisted of $3,338m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages. This was partly offset by $1,149m relating to underlying net book volume movement, $16m in changes to models used for ECL calculation and $15m relating to the net remeasurement impact of stage transfers.
During the period, there was a net transfer to stage 2 of $15,739m gross carrying/nominal amounts. It was primarily driven by $8,792m in
Hong Kong, mainly due to deterioration in the real estate and construction sectors, and $6,273m in the UK, mainly driven by increased interest rates affecting the corporate and commercial portfolio.

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Not collateralised	36,754	5,128	2,543	—	44,425	0.1	3.9	72.4	—	4.7
Fully collateralised by LTV ratio	46,212	15,177	1,963	—	63,352	0.1	2.5	12.0	—	1.0
– less than 50%	24,391	7,413	574	—	32,378	0.1	1.9	13.1	—	0.7
– 51% to 75%	16,086	5,240	657	—	21,983	0.1	3.1	9.3	—	1.1
– 76% to 90%	3,140	1,437	454	—	5,031	0.1	3.5	11.8	—	2.1
– 91% to 100%	2,595	1,087	278	—	3,960	0.2	2.3	16.6	—	1.9
Partially collateralised (A): LTV > 100%	7,075	1,487	156	50	8,768	0.1	1.8	30.2	14.5	1.0
– collateral value on A	4,004	1,061	115	26	5,206
Total at 31 Dec 2023	90,041	21,792	4,662	50	116,545	0.1	2.8	45.6	14.5	2.4
of which: UK
Not collateralised	4,644	1,288	97	—	6,029	0.4	2.0	12.4	—	0.9
Fully collateralised by LTV ratio	9,762	2,512	295	—	12,569	0.1	1.3	13.9	—	0.7
– less than 50%	3,514	507	51	—	4,072	0.1	1.9	21.6	—	0.6
– 51% to 75%	4,826	1,418	103	—	6,347	0.1	1.1	16.4	—	0.6
– 76% to 90%	749	292	80	—	1,121	0.1	1.3	14.9	—	1.5
– 91% to 100%	673	295	61	—	1,029	0.1	1.6	1.9	—	0.6
Partially collateralised (B): LTV > 100%	1,580	239	82	35	1,936	0.1	1.1	34.2	20.7	2.0
– collateral value on B	524	171	62	17	774
Total UK at 31 Dec 2023	15,986	4,039	474	35	20,534	0.2	1.5	17.1	20.7	0.9
of which: Hong Kong
Not collateralised	16,889	2,323	2,215	—	21,427	—	6.5	78.7	—	8.8
Fully collateralised by LTV ratio	20,783	8,447	989	—	30,219	—	2.1	5.0	—	0.8
– less than 50%	15,425	5,604	294	—	21,323	—	1.5	1.4	—	0.5
– 51% to 75%	4,102	2,140	312	—	6,554	0.1	3.8	2.1	—	1.4
– 76% to 90%	657	619	315	—	1,591	0.1	1.8	8.0	—	2.3
– 91% to 100%	599	84	68	—	751	—	0.1	20.5	—	1.9
Partially collateralised (C): LTV > 100%	1,770	616	52	15	2,453	—	0.8	24.5	—	0.7
– collateral value on C	1,569	535	39	8	2,151
Total Hong Kong at 31 Dec 2023	39,442	11,386	3,256	15	54,099	—	2.9	55.5	—	4.0

Not collateralised	43,987	9,779	2,612	—	56,378	0.1	5.7	53.7	—	3.6
Fully collateralised by LTV ratio	54,003	17,619	1,617	—	73,239	0.1	1.8	10.9	—	0.7
– less than 50%	29,635	6,523	544	—	36,702	0.1	1.9	16.5	—	0.7
– 51% to 75%	18,664	8,312	594	—	27,570	0.1	1.3	4.4	—	0.5
– 76% to 90%	3,220	911	315	—	4,446	0.1	2.1	4.1	—	0.8
– 91% to 100%	2,484	1,873	164	—	4,521	0.2	3.5	28.7	—	2.6
Partially collateralised (A): LTV > 100%	4,965	1,924	513	19	7,421	0.1	2.2	54.2	—	4.4
– collateral value on A	2,804	1,192	293	8	4,297
Total at 31 Dec 2022[1]	102,955	29,322	4,742	19	137,038	0.1	3.1	39.1	—	2.1
of which: UK
Not collateralised	5,960	2,511	295	—	8,766	0.3	1.5	35.3	—	1.8
Fully collateralised by LTV ratio	10,293	2,025	372	—	12,690	0.1	0.9	6.5	—	0.4
– less than 50%	2,900	664	53	—	3,617	0.2	0.9	3.8	—	0.4
– 51% to 75%	6,361	1,197	291	—	7,849	0.1	0.9	2.1	—	0.3
– 76% to 90%	556	140	11	—	707	0.2	1.4	18.2	—	0.7
– 91% to 100%	476	24	17	—	517	0.2	0.4	76.5	—	2.8
Partially collateralised (B): LTV > 100%	1,920	179	176	—	2,275	0.2	1.1	68.8	—	5.5
– collateral value on B	1,113	144	72	—	1,329
Total UK at 31 Dec 2022	18,173	4,715	843	—	23,731	0.2	1.3	29.5	—	1.5
of which: Hong Kong
Not collateralised	20,263	4,648	2,123	—	27,034	—	10.6	56.9	—	6.3
Fully collateralised by LTV ratio	27,892	7,457	864	—	36,213	—	1.1	5.2	—	0.4
– less than 50%	21,185	3,539	318	—	25,042	—	1.4	2.2	—	0.3
– 51% to 75%	5,365	3,536	205	—	9,106	0.1	1.0	3.4	—	0.5
– 76% to 90%	995	134	264	—	1,393	—	0.1	1.9	—	0.4
– 91% to 100%	347	248	77	—	672	—	0.2	32.5	—	3.9
Partially collateralised (C): LTV > 100%	804	390	73	19	1,286	—	2.8	61.6	—	4.4
– collateral value on C	584	249	39	8	880
Total Hong Kong at 31 Dec 2022	48,959	12,495	3,060	19	64,533	—	4.7	42.5	—	2.9

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Not collateralised	672,142	76,261	7,702	8	756,113	0.1	0.9	40.0	6.8	0.6
Fully collateralised by LTV ratio	113,339	19,747	2,629	23	135,738	0.1	1.4	10.7	89.8	0.5
– less than 50%	42,953	7,069	1,168	—	51,190	0.1	1.5	11.8	—	0.5
– 51% to 75%	24,011	8,222	887	—	33,120	0.1	1.3	6.4	—	0.6
– 76% to 90%	10,194	2,531	421	23	13,169	0.1	1.6	10.3	90.6	0.9
– 91% to 100%	36,181	1,925	153	—	38,259	—	1.1	27.6	—	0.2
Partially collateralised (A): LTV > 100%	53,686	9,019	2,233	3	64,941	0.1	0.7	32.2	38.4	1.3
– collateral value on A	24,505	4,266	993	1	29,765
Total at 31 Dec 2023	839,167	105,027	12,564	34	956,792	0.1	1.0	32.5	67.1	0.6
of which: UK
Not collateralised	117,824	20,401	3,423	—	141,648	0.2	1.9	23.2	—	1.0
Fully collateralised by LTV ratio	22,217	5,912	1,162	—	29,291	0.1	1.7	3.7	—	0.6
– less than 50%	7,385	2,340	601	—	10,326	0.1	1.2	1.3	—	0.5
– 51% to 75%	6,966	2,292	434	—	9,692	0.1	1.7	3.6	—	0.7
– 76% to 90%	2,256	809	106	—	3,171	0.2	2.5	15.8	—	1.3
– 91% to 100%	5,610	471	21	—	6,102	0.1	2.1	14.5	—	0.3
Partially collateralised (B): LTV > 100%	6,335	1,732	299	—	8,366	0.2	1.8	18.4	—	1.2
– collateral value on B	3,508	1,080	175	—	4,763
Total UK at 31 Dec 2023	146,376	28,045	4,884	—	179,305	0.2	1.8	18.3	—	0.9
of which: Hong Kong					—
Not collateralised	114,025	7,523	906	—	122,454	—	0.4	57.5	—	0.5
Fully collateralised by LTV ratio	32,857	8,918	877	22	42,674	0.1	1.3	6.6	94.7	0.5
– less than 50%	16,175	2,898	230	—	19,303	0.1	1.4	11.8	—	0.4
– 51% to 75%	9,461	4,515	336	—	14,312	0.1	1.2	3.1	—	0.5
– 76% to 90%	4,245	863	253	22	5,383	0.1	1.8	2.0	94.7	0.9
– 91% to 100%	2,976	642	58	—	3,676	—	0.4	27.0	—	0.5
Partially collateralised (C): LTV > 100%	16,152	2,887	704	—	19,743	—	0.6	30.2	—	1.2
– collateral value on C	6,619	1,306	318	—	8,243
Total Hong Kong at 31 Dec 2023	163,034	19,328	2,487	22	184,871	0.1	0.8	31.8	94.7	0.6

Not collateralised	632,889	79,009	8,278	64	720,240	0.1	1.1	38.4	18.8	0.6
Fully collateralised by LTV ratio	94,789	27,422	1,948	24	124,183	0.1	1.1	13.7	91.7	0.5
– less than 50%	36,747	10,643	678	—	48,068	0.1	1.1	18.6	—	0.6
– 51% to 75%	29,108	10,457	503	1	40,069	0.1	1.2	11.3	—	0.5
– 76% to 90%	9,643	2,987	402	23	13,055	0.1	1.0	4.7	95.7	0.6
– 91% to 100%	19,291	3,335	365	—	22,991	0.1	0.8	17.5	—	0.4
Partially collateralised (A): LTV > 100%	54,794	12,830	2,120	22	69,766	0.1	0.9	37.3	18.2	1.4
– collateral value on A	27,775	6,289	1,133	16	35,213	—	—	—	—	—
Total at 31 Dec 2022	782,472	119,261	12,346	110	914,189	0.1	1.0	34.3	34.6	0.7
of which: UK
Not collateralised	105,126	16,886	3,783	28	125,823	0.1	2.2	17.8	3.6	0.9
Fully collateralised by LTV ratio	21,192	6,511	699	—	28,402	0.1	1.3	4.6	—	0.5
– less than 50%	6,928	2,872	175	—	9,975	0.1	1.0	3.4	—	0.5
– 51% to 75%	7,611	2,656	336	—	10,603	0.1	1.5	6.5	—	0.6
– 76% to 90%	1,889	578	102	—	2,569	0.1	1.9	1.0	—	0.5
– 91% to 100%	4,764	405	86	—	5,255	—	1.2	3.5	—	0.2
Partially collateralised (B): LTV > 100%	6,480	2,288	308	—	9,076	0.1	1.2	25.6	—	1.2
– collateral value on B	3,470	1,197	158	—	4,825	—	—	—	—
Total UK at 31 Dec 2022	132,798	25,685	4,790	28	163,301	0.1	1.9	16.4	3.6	0.9
of which: Hong Kong
Not collateralised	109,919	9,901	939	—	120,759	—	0.7	56.0	—	0.5
Fully collateralised by LTV ratio	38,083	12,693	665	24	51,465	0.1	1.0	3.8	91.7	0.4
– less than 50%	15,695	4,577	175	—	20,447	0.1	0.9	1.7	—	0.3
– 51% to 75%	13,893	5,413	115	1	19,422	0.1	1.2	7.8	—	0.5
– 76% to 90%	4,964	1,479	268	23	6,734	0.1	0.7	0.4	95.7	0.6
– 91% to 100%	3,531	1,224	107	—	4,862	0.1	0.3	10.3	—	0.3
Partially collateralised (C): LTV > 100%	17,704	3,379	777	14	21,874	0.1	0.6	30.9	—	1.2
– collateral value on C	7,737	1,524	397	13	9,671	—	—	—	—
Total Hong Kong at 31 Dec 2022	165,706	25,973	2,381	38	194,098	0.1	0.8	33.2	57.9	0.6

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	$m	$m	$m	$m	%	%	%	%
Fully collateralised by LTV ratio	331,279	38,378	2,129	371,786	—	0.5	10.1	0.1
– less than 50%	140,992	19,715	1,165	161,872	—	0.3	7.1	0.1
– 51% to 70%	113,043	12,636	568	126,247	—	0.6	10.9	0.1
– 71% to 80%	37,866	4,111	229	42,206	—	0.9	15.2	0.2
– 81% to 90%	23,278	1,499	109	24,886	—	1.2	17.3	0.2
– 91% to 100%	16,100	417	58	16,575	—	1.6	28.9	0.2
Partially collateralised (A): LTV > 100%	9,529	136	129	9,794	—	3.4	42.0	0.6
– collateral value on A	8,968	123	104	9,195
Total at 31 Dec 2023	340,808	38,514	2,258	381,580	—	0.5	11.9	0.1
of which: UK
Fully collateralised by LTV ratio	146,739	33,597	759	181,095	—	0.3	9.7	0.1
– less than 50%	60,403	17,629	458	78,490	—	0.2	7.9	0.1
– 51% to 70%	49,945	11,248	207	61,400	—	0.4	9.4	0.1
– 71% to 80%	20,293	3,275	61	23,629	—	0.6	13.4	0.1
– 81% to 90%	12,946	1,161	18	14,125	—	0.8	17.5	0.1
– 91% to 100%	3,152	284	15	3,451	—	1.0	41.6	0.3
Partially collateralised (B): LTV > 100%	317	19	27	363	0.1	1.7	17.5	1.4
– collateral value on B	244	15	22	281
Total UK at 31 Dec 2023	147,056	33,616	786	181,458	—	0.3	9.9	0.1
of which: Hong Kong
Fully collateralised	97,414	1,354	93	98,861	—	—	0.3	—
– less than 50%	41,903	831	66	42,800	—	—	0.1	—
– 51% to 70%	29,762	330	15	30,107	—	—	0.5	—
– 71% to 80%	5,260	48	2	5,310	—	0.1	0.4	—
– 81% to 90%	8,161	61	4	8,226	—	0.1	1.9	—
– 91% to 100%	12,328	84	6	12,418	—	0.3	1.8	—
Partially collateralised (C): LTV > 100%	8,973	86	4	9,063	—	0.9	7.8	—
– collateral value on C	8,535	81	4	8,620
Total Hong Kong at 31 Dec 2023	106,387	1,440	97	107,924	—	0.1	0.7	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)

	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	$m	$m	$m	$m	%	%	%	%
Fully collateralised by LTV ratio	310,705	39,906	2,097	352,708	—	0.6	9.9	0.1
– less than 50%	154,337	12,250	1,077	167,664	—	0.7	7.2	0.1
– 51% to 70%	102,191	16,989	537	119,717	—	0.5	9.5	0.1
– 71% to 80%	25,458	6,770	212	32,440	—	0.5	14.7	0.2
– 81% to 90%	17,106	3,388	147	20,641	—	0.5	17.8	0.2
– 91% to 100%	11,613	509	124	12,246	—	1.1	18.1	0.3
Partially collateralised (A): LTV > 100%	6,964	143	133	7,240	—	6.9	46.9	1.0
– collateral value on A	6,521	123	79	6,723
Total at 31 Dec 2022	317,669	40,049	2,230	359,948	—	0.6	12.1	0.2
of which: UK
Fully collateralised by LTV ratio	134,044	34,541	676	169,261	—	0.4	11.1	0.1
– less than 50%	70,936	10,387	448	81,771	—	0.6	9.4	0.1
– 51% to 70%	43,617	14,943	158	58,718	—	0.4	11.6	0.1
– 71% to 80%	12,849	5,922	33	18,804	—	0.3	19.7	0.1
– 81% to 90%	5,922	2,918	10	8,850	—	0.2	24.5	0.1
– 91% to 100%	720	371	27	1,118	—	0.2	22.5	0.6
Partially collateralised (B): LTV > 100%	329	49	12	390	—	0.3	9.8	0.3
– collateral value on B	237	38	4	279
Total UK at 31 Dec 2022	134,373	34,590	688	169,651	—	0.4	11.1	0.1
of which: Hong Kong
Fully collateralised by LTV ratio	94,949	981	237	96,167	—	—	0.1	—
– less than 50%	44,740	577	105	45,422	—	—	—	—
– 51% to 70%	28,123	256	37	28,416	—	—	0.3	—
– 71% to 80%	4,167	37	25	4,229	—	—	0.1	—
– 81% to 90%	7,883	51	27	7,961	—	0.1	—	—
– 91% to 100%	10,036	60	43	10,139	—	0.2	—	—
Partially collateralised (C): LTV > 100%	6,441	47	1	6,489	—	0.2	0.3	—
– collateral value on C	6,146	44	1	6,191
Total Hong Kong at 31 Dec 2022	101,390	1,028	238	102,656	—	—	0.1	—

Funding sources
(Audited)
	2023	2022[1]
	$m	$m
Customer accounts	1,611,647	1,570,303
Deposits by banks	73,163	66,722
Repurchase agreements – non-trading	172,100	127,747
Debt securities in issue	93,917	78,149
Cash collateral, margin and settlement accounts	85,255	88,476
Liabilities of disposal groups held for sale[2]	108,406	114,597
Subordinated liabilities	24,954	22,290
Financial liabilities designated at fair value	141,426	127,321
Insurance contract liabilities	120,851	108,816
Trading liabilities	73,150	72,353
– repos	12,198	16,254
– stock lending	3,322	3,541
– other trading liabilities	57,630	52,558
Total equity	192,610	185,197
Other balance sheet liabilities	341,198	387,315
At 31 Dec	3,038,677	2,949,286

Funding uses
(Audited)
	2023	2022[1]
	$m	$m
Loans and advances to customers	938,535	923,561
Loans and advances to banks	112,902	104,475
Reverse repurchase agreements – non-trading	252,217	253,754
Cash collateral, margin and settlement accounts	89,911	82,984
Assets held for sale[2]	114,134	115,919
Trading assets	289,159	218,093
– reverse repos	16,575	14,798
– stock borrowing	14,609	10,706
– other trading assets	257,975	192,589
Financial investments	442,763	364,726
Cash and balances with central banks	285,868	327,002
Other balance sheet assets	513,188	558,772
At 31 Dec	3,038,677	2,949,286
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2023	13.4	55.9	15.2	7.2	(38.9)	52.8
Average	16.2	53.9	19.0	11.6	(40.8)	59.8
Maximum	24.6	86.0	27.8	16.5		98.2
Minimum	9.3	25.5	13.4	6.6		34.4

Balance at 31 Dec 2022	15.4	40.0	18.6	11.9	(36.4)	49.5
Average	13.6	29.6	16.1	16.8	(34.0)	42.1
Maximum	29.2	73.3	24.8	27.9		78.3
Minimum	5.7	20.2	11.5	9.1		29.1
1Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3The total VaR is non-additive across risk types due to diversification effects.